UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21673

THE ALLIANCEBERNSTEIN POOLING PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2009

Date of reporting period: May 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Pooling Portfolios

U.S. Value Portfolio

Portfolio of Investments

May 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.5%
Financials - 18.6%
Capital Markets - 4.5%
Deutsche Bank AG	343,300	$23,210,513
The Goldman Sachs Group, Inc.	249,200	36,026,844
Morgan Stanley	939,100	28,473,512

		87,710,869

Commercial Banks - 2.5%
SunTrust Banks, Inc.	153,500	2,021,595
U.S. Bancorp	1,296,100	24,885,120
Wells Fargo & Co.	824,800	21,032,400

		47,939,115

Consumer Finance - 0.2%
Capital One Financial Corp.	172,700	4,220,788

Diversified Financial Services - 2.5%
JP Morgan Chase & Co.	1,303,100	48,084,390

Insurance - 8.9%
ACE Ltd.	354,700	15,603,253
Allstate Corp.	812,500	20,905,625
Everest Re Group Ltd.	65,500	4,534,565
Fidelity National Financial, Inc.-Class A	522,500	7,283,650
Genworth Financial, Inc.-Class A	945,500	5,597,360
Hartford Financial Services Group, Inc.	667,700	9,574,818
Lincoln National Corp.	894,900	16,958,355
MetLife, Inc.	875,400	27,575,100
PartnerRe Ltd.	66,100	4,313,686
Prudential Financial, Inc.	268,945	10,733,595
Torchmark Corp.	164,800	6,618,368
The Travelers Co., Inc.	593,400	24,127,644
Unum Group	715,800	12,247,338
XL Capital Ltd.-Class A	615,900	6,232,908

		172,306,265

		360,261,427

Energy - 17.6%
Energy Equipment & Services - 0.3%
ENSCO International, Inc.	131,200	5,102,368

Oil, Gas & Consumable Fuels - 17.3%
Apache Corp.	368,800	31,075,088
BP PLC (Sponsored ADR)	193,400	9,573,300
Chevron Corp.	941,000	62,736,470
ConocoPhillips	672,400	30,822,816

Devon Energy Corp.	540,800	34,200,192
EOG Resources, Inc.	147,800	10,817,482
Exxon Mobil Corp.	1,578,500	109,468,975
Nexen, Inc.	254,000	6,316,980
Occidental Petroleum Corp.	221,900	14,891,709
Royal Dutch Shell PLC (ADR)	413,100	22,270,221
Sunoco, Inc.	141,500	4,305,845

		336,479,078

		341,581,446

Health Care - 14.1%
Biotechnology - 1.7%
Amgen, Inc. (a)	650,500	32,485,970

Health Care Equipment & Supplies - 0.2%
Covidien Ltd.	95,000	3,393,400

Health Care Providers & Services - 0.5%
Cardinal Health, Inc.	263,700	9,427,275

Pharmaceuticals - 11.7%
Bristol-Myers Squibb Co.	556,700	11,089,464
Eli Lilly & Co.	756,830	26,163,613
GlaxoSmithKline PLC (Sponsored ADR)	301,400	10,160,194
Johnson & Johnson	936,600	51,662,856
Merck & Co., Inc.	1,310,600	36,146,348
Pfizer, Inc.	3,541,100	53,789,309
Sanofi-Aventis SA (ADR)	397,990	12,612,303
Schering-Plough Corp.	1,078,900	26,325,160

		227,949,247

		273,255,892

Consumer Staples - 13.3%
Beverages - 1.7%
The Coca-Cola Co.	51,900	2,551,404
Coca-Cola Enterprises, Inc.	1,018,600	16,969,876
Pepsi Bottling Group, Inc.	393,800	12,940,268

		32,461,548

Food & Staples Retailing - 1.4%
The Kroger Co.	398,300	9,081,240
Safeway, Inc.	439,300	8,900,218
Sysco Corp.	195,500	4,684,180
Wal-Mart Stores, Inc.	100,000	4,974,000

		27,639,638

Food Products - 5.3%
Archer-Daniels-Midland Co.	990,400	27,255,808
Bunge Ltd.	343,000	21,701,610
ConAgra Foods, Inc.	419,900	7,805,941
Del Monte Foods Co.	590,000	4,826,200
Kraft Foods, Inc.-Class A	663,400	17,321,374
Sara Lee Corp.	953,700	8,573,763
Tyson Foods, Inc.-Class A	1,218,100	16,225,092

		103,709,788

Household Products - 2.6%
Kimberly-Clark Corp.	70,300	3,647,867
Procter & Gamble Co.	889,700	46,211,018

		49,858,885

Tobacco - 2.3%
Altria Group, Inc.	1,285,800	21,974,322
Philip Morris International, Inc.	219,800	9,372,272
Reynolds American, Inc.	325,600	13,014,232

		44,360,826

		258,030,685

Consumer Discretionary - 12.3%
Auto Components - 0.8%
Autoliv, Inc.	314,300	8,731,254
The Goodyear Tire & Rubber Co. (a)	24,800	283,960
Magna International, Inc.-Class A	179,600	5,824,428

		14,839,642

Automobiles - 0.5%
Toyota Motor Corp. (Sponsored ADR)	134,100	10,748,115

Media - 6.5%
CBS Corp.-Class B	1,860,500	13,730,490
News Corp.-Class A	3,216,400	31,456,392
Time Warner Cable, Inc.-Class A	551,600	16,983,764
Time Warner, Inc.	1,463,333	34,271,259
Viacom, Inc.-Class B (a)	461,800	10,238,106
The Walt Disney Co.	830,600	20,117,132

		126,797,143

Multiline Retail - 0.9%
JC Penney Co., Inc.	312,300	8,147,907
Macy’s, Inc.	725,800	8,477,344

		16,625,251

Specialty Retail - 3.2%
AutoNation, Inc. (a)	536,700	8,522,796
Foot Locker, Inc.	540,900	6,009,399
The Gap, Inc.	655,500	11,700,675
Home Depot, Inc.	763,300	17,678,028
Limited Brands, Inc.	753,035	9,420,468
Lowe’s Cos, Inc.	484,200	9,204,642

		62,536,008

Textiles, Apparel & Luxury Goods - 0.4%
Jones Apparel Group, Inc.	864,600	7,867,860

		239,414,019

Information Technology - 7.4%
Communications Equipment - 3.7%
Corning, Inc.	687,300	10,103,310
Motorola, Inc.	3,694,551	22,388,979
Nokia OYJ (Sponsored ADR)-Class A	2,260,900	34,591,770
Telefonaktiebolaget LM Ericsson (Sponsored ADR)-Class B	530,200	4,936,162

		72,020,221

Computers & Peripherals - 0.7%
International Business Machines Corp.	66,800	7,099,504
Western Digital Corp. (a)	261,500	6,498,275

		13,597,779

Electronic Equipment, Instruments & Components - 1.8%
AU Optronics Corp. (Sponsored ADR)	1,448,000	15,044,720
Tyco Electronics Ltd.	1,076,000	18,690,120
Vishay Intertechnology, Inc. (a)	83,800	463,414

		34,198,254

Semiconductors & Semiconductor Equipment - 0.2%
Nvidia Corp. (a)	419,100	4,371,213

Software - 1.0%
Symantec Corp. (a)	1,226,400	19,119,576

		143,307,043

Telecommunication Services - 6.4%
Diversified Telecommunication Services - 4.7%
AT&T, Inc.	2,769,300	68,650,947
Verizon Communications, Inc.	780,700	22,843,282

		91,494,229

Wireless Telecommunication Services - 1.7%
Sprint Nextel Corp. (a)	4,842,700	24,939,905
Vodafone Group PLC (Sponsored ADR)	432,800	8,145,296

		33,085,201

		124,579,430

Industrials - 5.1%
Aerospace & Defense - 1.0%
Northrop Grumman Corp.	298,400	14,209,808
Raytheon Co.	121,600	5,429,440

		19,639,248

Building Products - 0.5%
Masco Corp.	902,166	9,346,440

Electrical Equipment - 0.3%
Cooper Industries Ltd.-Class A	167,600	5,500,632

Industrial Conglomerates - 3.1%
3M Co.	98,900	5,647,190
General Electric Co.	3,994,300	53,843,164

		59,490,354

Machinery - 0.2%
Caterpillar, Inc.	134,000	4,751,640

		98,728,314

Materials - 2.3%
Chemicals - 1.8%
E.I. Du Pont de Nemours & Co.	910,200	25,913,394
Eastman Chemical Co.	235,500	9,759,120

		35,672,514

Containers & Packaging - 0.5%
Ball Corp.	104,000	4,139,200
Sonoco Products Co.	210,400	5,125,344

		9,264,544

		44,937,058

Utilities - 1.4%
Independent Power Producers & Energy Traders - 0.3%
RRI Energy, Inc. (a)	982,400	5,383,552

Multi-Utilities - 1.1%
Alliant Energy Corp.	378,300	8,977,059
CMS Energy Corp.	277,400	3,145,716
Dominion Resources, Inc.	233,200	7,413,428
NiSource, Inc.	164,300	1,756,367

		21,292,570

		26,676,122

Total Common Stocks (cost $2,208,726,438)		1,910,771,436

SHORT-TERM INVESTMENTS - 2.4%
Investment Companies - 2.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b) (cost $46,823,864)	46,823,864	46,823,864

Total Investments - 100.9% (cost $2,255,550,302) (c)		1,957,595,300
Other assets less liabilities - (0.9)%		(17,712,583)

Net Assets - 100.0%		$1,939,882,717

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund.
(c)	As of May 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $124,895,840 and gross unrealized depreciation of investments was $(422,850,842), resulting in net unrealized depreciation of $(297,955,002).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	- American Depositary Receipt

FINANCIAL ACCOUNTING STANDARDS NO. 157

May 31, 2009 (unaudited)

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$1,957,595,300		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$1,957,595,300		$	– 0	–

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities			Other Financial Instruments
Balance as of 8/31/08		$5,524,200		$	– 0	–
Accrued discounts /premiums		– 0	–		—
Realized gain (loss)		(7,147,523)			—	*
Change in unrealized appreciation/depreciation		6,410,800			– 0	–
Net purchases (sales)		(4,787,477)			—
Net transfers in and/or out of Level 3		– 0	–		—

Balance as of 5/31/09	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 05/31/2009	$	– 0	–	$	– 0	–

AllianceBernstein Pooling Portfolios

U.S. Large Cap Growth Portfolio

Portfolio of Investments

May 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.9%
Information Technology - 27.8%
Communications Equipment - 7.2%
Cisco Systems, Inc. (a)	2,996,000	$55,426,000
QUALCOMM, Inc.	1,832,800	79,891,752

		135,317,752

Computers & Peripherals - 10.6%
Apple, Inc. (a)	782,060	106,211,569
Hewlett-Packard Co.	2,761,650	94,862,677

		201,074,246

Internet Software & Services - 5.9%
Google, Inc.-Class A (a)	267,955	111,798,865

IT Services - 1.2%
Visa, Inc.-Class A	325,500	22,039,605

Semiconductors & Semiconductor Equipment - 2.7%
Intel Corp.	2,301,300	36,176,436
Taiwan Semiconductor Manufacturing Co. Ltd. (Sponsored ADR)	1,392,300	15,231,762

		51,408,198

Software - 0.2%
Microsoft Corp.	189,900	3,967,011

		525,605,677

Financials - 14.4%
Capital Markets - 7.9%
Bank of New York Mellon Corp.	254,700	7,075,566
The Blackstone Group LP	2,144,600	23,483,370
The Charles Schwab Corp.	253,200	4,456,320
Franklin Resources, Inc.	231,300	15,462,405
The Goldman Sachs Group, Inc.	686,200	99,203,934

		149,681,595

Diversified Financial Services - 6.5%
CME Group, Inc.-Class A	81,635	26,257,081
JP Morgan Chase & Co.	2,613,600	96,441,840

		122,698,921

		272,380,516

Consumer Discretionary - 13.5%
Automobiles - 1.0%
Toyota Motor Corp. (Sponsored ADR)	229,000	18,354,350

Diversified Consumer Services - 0.5%
Apollo Group, Inc.-Class A (a)	165,600	9,786,960

Hotels, Restaurants & Leisure - 2.2%
McDonald’s Corp.	709,850	41,874,052

Internet & Catalog Retail - 0.7%
Amazon.Com, Inc. (a)	161,700	12,610,983

Media - 3.3%
Liberty Media Corp.-Entertainment Series A (a)	762,200	18,414,752
Time Warner Cable, Inc.-Class A	561,300	17,282,427
The Walt Disney Co.	1,069,400	25,900,868

		61,598,047

Multiline Retail - 4.0%
Kohl’s Corp. (a)	1,159,100	49,226,977
Target Corp.	676,400	26,582,520

		75,809,497

Specialty Retail - 1.3%
Lowe’s Cos, Inc.	1,342,100	25,513,321

Textiles, Apparel & Luxury Goods - 0.5%
Nike, Inc.-Class B	169,900	9,692,795

		255,240,005

Health Care - 12.8%
Biotechnology - 6.1%
Celgene Corp. (a)	781,500	33,010,560
Gilead Sciences, Inc. (a)	1,888,950	81,413,745

		114,424,305

Health Care Equipment & Supplies - 1.9%
Alcon, Inc.	95,050	10,312,925
Baxter International, Inc.	480,000	24,571,200
St. Jude Medical, Inc. (a)	40,100	1,564,702

		36,448,827

Health Care Providers & Services - 1.8%
Express Scripts, Inc.-Class A (a)	60,200	3,855,810
Medco Health Solutions, Inc. (a)	673,500	30,906,915

		34,762,725

Pharmaceuticals - 3.0%
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	1,226,300	56,851,268

		242,487,125

Energy - 11.3%
Energy Equipment & Services - 6.3%
Cameron International Corp. (a)	797,500	24,905,925
National Oilwell Varco, Inc. (a)	297,400	11,485,588
Schlumberger Ltd.	1,440,035	82,413,203

		118,804,716

Oil, Gas & Consumable Fuels - 5.0%
Apache Corp.	413,100	34,807,806
EOG Resources, Inc.	515,975	37,764,210
Petroleo Brasileiro SA (ADR)	304,000	13,385,120
XTO Energy, Inc.	197,900	8,464,183

		94,421,319

		213,226,035

Consumer Staples - 6.7%
Beverages - 2.2%
The Coca-Cola Co.	138,800	6,823,408
PepsiCo, Inc.	670,100	34,878,705

		41,702,113

Food & Staples Retailing - 3.4%
Costco Wholesale Corp.	907,500	44,031,900
Wal-Mart Stores, Inc.	407,750	20,281,485

		64,313,385

Household Products - 0.9%
Colgate-Palmolive Co.	147,500	9,727,625
Procter & Gamble Co.	132,400	6,876,856

		16,604,481

Tobacco - 0.2%
Philip Morris International, Inc.	107,000	4,562,480

		127,182,459

Industrials - 6.4%
Air Freight & Logistics - 0.6%
FedEx Corp.	203,500	11,280,005

Electrical Equipment - 2.8%
Emerson Electric Co.	1,007,600	32,333,884
Vestas Wind Systems A/S (ADR) (a)	810,600	19,738,110

		52,071,994

Machinery - 1.9%
Danaher Corp.	433,000	26,131,550
Illinois Tool Works, Inc.	303,500	9,800,015

		35,931,565

Road & Rail - 1.1%
Union Pacific Corp.	432,500	21,309,275

		120,592,839

Materials - 6.0%
Chemicals - 3.1%
Air Products & Chemicals, Inc.	334,900	21,694,822
Monsanto Co.	450,740	37,028,291

		58,723,113

Metals & Mining - 2.9%
ArcelorMittal	394,600	13,092,828
Freeport-McMoRan Copper & Gold, Inc.	522,600	28,445,118
Nucor Corp.	282,000	12,382,620

		53,920,566

		112,643,679

Total Common Stocks (cost $1,832,111,483)		1,869,358,335

SHORT-TERM INVESTMENTS - 1.0%
Investment Companies - 1.0%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b) (cost $18,593,126)	18,593,126	18,593,126

Total Investments - 99.9%
(cost $1,850,704,609) (c)		1,887,951,461
Other assets less liabilities - 0.1%		2,410,085

Net Assets - 100.0%		$1,890,361,546

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

(c)	As of May 31, 2009, the cost basis of investment securities owned was substantially identical for book and tax purposes. Gross unrealized appreciation of investments was $134,598,564 and gross unrealized depreciation of investments was $(97,351,712), resulting in net unrealized appreciation of $37,246,852.

Glossary:

ADR	- American Depositary Receipt
LP	- Limited Partnership

FINANCIAL ACCOUNTING STANDARDS NO. 157

May 31, 2009 (unaudited)

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$1,887,951,461		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$1,887,951,461		$	– 0	–

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

AllianceBernstein Pooling Portfolios

Global Real Estate Investment Portfolio

Portfolio of Investments

May 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.8%
Equity:Other - 47.0%
Diversified/Specialty - 42.5%
Alexandria Real Estate Equities, Inc.	149,206	$5,356,495
BioMed Realty Trust, Inc.	350,845	3,448,806
British Land Co. PLC	1,682,543	10,636,886
Canadian Real Estate Investment Trust	118,500	2,518,159
Canadian Real Estate Investment Trust	721,662	15,335,524
Dexus Property Group	20,344,758	12,521,885
Digital Realty Trust, Inc.	407,700	14,583,429
DuPont Fabros Technology, Inc.	443,559	4,200,504
Entertainment Properties Trust	303,800	6,173,216
Fonciere Des Regions	38,700	2,936,112
H&R Real Estate Investment Trust	170,400	1,607,621
Henderson Land Development Co. Ltd.	3,730,000	22,630,989
Kerry Properties Ltd.	3,583,191	15,399,808
Land Securities Group PLC	1,876,749	14,837,786
Lend Lease Corp. Ltd.	3,955,255	22,129,421
Mitsubishi Estate Co., Ltd.	1,711,000	28,300,961
Mitsui Fudosan Co., Ltd.	2,217,000	37,192,866
Morguard Real Estate Investment Trust	781,200	7,312,905
New World Development Co., Ltd.	11,662,338	22,139,768
Rayonier, Inc.	218,295	8,731,800
Stockland	2,592,660	6,504,922
Sumitomo Realty & Development	335,000	5,133,018
Sun Hung Kai Properties Ltd.	3,811,600	47,748,602
Telecity Group PLC (a)	1,123,425	5,561,685
Unibail-Rodamco	330,218	53,289,461
Vornado Realty Trust	241,121	11,250,706
Wereldhave NV	87,200	6,885,053

		394,368,388

Health Care - 4.1%
HCP, Inc.	531,015	12,335,478
Health Care REIT, Inc.	180,900	6,195,825
Nationwide Health Properties, Inc.	166,682	4,428,741
Ventas, Inc.	501,110	15,213,700

		38,173,744

Triple Net - 0.4%
National Retail Properties, Inc.	226,000	3,866,860

		436,408,992

Retail - 22.8%
Regional Mall - 9.1%
CBL & Associates Properties, Inc.	294,600	1,835,358
Macerich Co.	338,200	5,708,816
Multiplan Empreendimentos Imobiliarios SA	1,245,700	12,440,539
Simon Property Group, Inc.	483,765	25,866,914
Taubman Centers, Inc.	251,135	6,213,080
Westfield Group	3,682,947	32,545,132

		84,609,839

Shopping Center/Other Retail - 13.7%
CapitaMall Trust	4,856,420	4,493,770
Citycon Oyj	1,559,842	3,923,906
Corio NV	89,100	4,397,526
Developers Diversified Realty Corp.	1,199,200	5,888,072
Eurocommercial Properties NV	208,900	6,733,859
First Capital Realty, Inc.	346,100	5,268,772
Kimco Realty Corp.	380,100	4,443,369
Kite Realty Group Trust	1,228,041	3,978,853
Klepierre	889,206	22,655,390
Liberty International PLC	473,800	2,837,759
The Link REIT	6,563,500	12,858,704
Macquarie CountryWide Trust	3,711,064	1,285,613
Mercialys SA	156,098	4,725,020
Primaris Retail Real Estate Investment Trust	932,199	10,997,686
Regency Centers Corp.	221,900	7,906,297
RioCan Real Estate Investment Trust (b)	132,100	1,787,146
RioCan Real Estate Investment Trust (Toronto)	511,289	6,917,095
Tanger Factory Outlet Centers	269,100	8,708,076
Weingarten Realty Investors	444,996	7,066,537

		126,873,450

		211,483,289

Office - 14.7%
Office - 14.7%
Boston Properties, Inc.	132,400	6,397,568
Brandywine Realty Trust	1,081,885	8,060,043
Brookfield Properties Corp. (New York)	736,756	5,569,875
Cominar Real Estate Investment Trust	697,089	9,590,361
Corporate Office Properties Trust	602,242	17,874,543
Douglas Emmett, Inc.	436,800	4,062,240
Duke Realty Corp.	664,350	6,317,968
Dundee Real Estate Investment Trust	24,555	338,496
Hufvudstaden AB-Class A	720,500	4,543,452
ING Office Fund	8,019,300	3,688,225
Japan Real Estate Investment Corp.-Class A	1,150	8,928,493
Kilroy Realty Corp.	88,320	1,880,333
Mack-Cali Realty Corp.	511,000	12,626,810
Nippon Building Fund, Inc.-Class A	896	7,929,230
Nomura Real Estate Office Fund, Inc.-Class A	1,560	9,251,714

NTT Urban Development Corp.	25,621	24,327,793
SL Green Realty Corp.	133,730	3,062,417
Societe Immobiliere de Location pour l’Industrie et le Commerce	23,300	2,029,605

		136,479,166

Residential - 7.4%
Multi-Family - 6.9%
Agile Property Holdings Ltd.	7,180,000	8,981,078
Camden Property Trust	163,045	4,894,611
China Overseas Land & Investment Ltd.	4,652,000	9,959,814
China Vanke Co. Ltd.-Class B	6,261,900	7,923,022
Equity Residential	209,784	5,106,143
Essex Property Trust, Inc.	32,400	2,206,116
Home Properties, Inc.	128,900	4,292,370
Mid-America Apartment Communities, Inc.	192,100	6,971,309
MRV Engenharia e Participacoes SA	345,600	4,759,992
Sino-Ocean Land Holdings Ltd.	1,586,500	1,635,966
UDR, Inc.	349,000	3,839,000
Yanlord Land Group Ltd.	2,707,000	4,150,484

		64,719,905

Self Storage - 0.5%
Extra Space Storage, Inc.	295,500	2,219,205
Public Storage	34,700	2,311,367

		4,530,572

		69,250,477

Lodging - 2.6%
Lodging - 2.6%
DiamondRock Hospitality Co.	1,003,856	6,525,064
Fonciere Des Murs	149,558	1,975,999
Host Hotels & Resorts, Inc.	767,857	7,202,499
LaSalle Hotel Properties	156,857	2,145,804
Sunstone Hotel Investors, Inc.	1,114,041	6,472,578

		24,321,944

Industrials - 2.3%
Industrial Warehouse Distribution - 2.3%
Ascendas Real Estate Investment Trust	11,508,000	12,176,498
First Potomac Realty Trust	407,031	4,269,755
ProLogis	561,317	4,765,581

		21,211,834

Total Common Stocks (cost $1,060,987,308)		899,155,702

SHORT-TERM INVESTMENTS - 0.8%
Investment Companies - 0.8%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (c) (cost $7,604,769)	7,604,769	7,604,769

Total Investments - 97.6% (cost $1,068,592,077) (d)		906,760,471
Other assets less liabilities - 2.4%		22,164,454

Net Assets - 100.0%		$928,924,925

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 6/15/09	24,146	$15,553,646	$19,320,098	$3,766,452
Australian Dollar settling 7/15/09	9,152	6,616,713	7,306,835	690,122
Australian Dollar settling 7/15/09	24,146	17,010,132	19,277,845	2,267,713
British Pound settling 6/15/09	3,911	5,720,267	6,321,078	600,811
British Pound settling 7/15/09	8,903	14,356,622	14,387,663	31,041
British Pound settling 7/15/09	2,288	3,689,537	3,697,515	7,978
Canadian Dollar settling 6/15/09	55,574	44,634,166	50,908,018	6,273,852
Canadian Dollar settling 7/15/09	24,081	21,991,379	22,063,402	72,023
Euro settling 6/15/09	7,302	9,711,733	10,321,851	610,118
Euro settling 6/15/09	23,943	31,008,579	33,844,986	2,836,407
Euro settling 7/15/09	16,170	22,843,521	22,851,943	8,422
Hong Kong Dollar settling 6/15/09	73,887	9,536,452	9,532,105	(4,347)
Hong Kong Dollar settling 7/15/09	73,887	9,535,406	9,534,498	(908)
Japanese Yen settling 6/15/09	3,032,942	30,932,606	31,836,808	904,202
Japanese Yen settling 7/15/09	3,032,942	30,811,622	31,847,690	1,036,068
New Zealand Dollar settling 6/15/09	40,035	20,103,575	25,627,977	5,524,402

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts: (continued)
New Zealand Dollar settling 7/15/09	40,035	$22,134,551	$25,581,910	$3,447,359
Norwegian Krone settling 6/15/09	21,430	3,019,373	3,398,474	379,101
Norwegian Krone settling 6/15/09	104,021	14,870,765	16,496,156	1,625,391
Norwegian Krone settling 7/15/09	125,451	18,421,586	19,875,323	1,453,737
Swedish Krona settling 6/15/09	38,670	4,471,296	5,110,105	638,809
Sale Contracts:
Australian Dollar settling 6/15/09	24,146	17,039,832	19,320,098	(2,280,266)
British Pound settling 6/15/09	3,911	5,603,642	6,321,078	(717,436)
British Pound settling 7/15/09	4,992	7,419,110	8,067,305	(648,195)
British Pound settling 7/15/09	3,911	5,720,033	6,320,358	(600,325)
Canadian Dollar settling 6/15/09	52,079	40,843,071	47,706,457	(6,863,386)
Canadian Dollar settling 6/15/09	3,495	2,820,596	3,201,561	(380,965)
Canadian Dollar settling 7/15/09	7,359	6,071,281	6,742,435	(671,154)
Canadian Dollar settling 7/15/09	55,574	44,639,544	50,917,799	(6,278,255)
Euro settling 6/15/09	12,482	15,780,369	17,644,118	(1,863,749)
Euro settling 6/15/09	18,763	24,005,382	26,522,719	(2,517,337)
Euro settling 7/15/09	23,943	31,001,875	33,836,986	(2,835,111)
Hong Kong Dollar settling 6/15/09	73,887	9,531,593	9,532,105	(512)
Hong Kong Dollar settling 7/15/09	73,887	9,537,498	9,534,498	3,000
Japanese Yen settling 6/15/09	3,032,942	30,789,726	31,836,808	(1,047,082)
New Zealand Dollar settling 6/15/09	40,035	22,161,374	25,627,977	(3,466,603)
Norwegian Krone settling 6/15/09	125,451	18,432,413	19,894,630	(1,462,217)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2009	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
Swedish Krona settling 6/15/09	38,670	$4,358,656	$5,110,105	$(751,449)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, the market value of this security amounted to $1,787,146 or 0.2% of net assets.
(c)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

(d)	As of May 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investment was $48,748,023 and gross unrealized depreciation of investment was $(210,579,629), resulting in net unrealized depreciation of $(161,831,606).

Glossary:

REIT	- Real Estate Investment Trust

Country Breakdown *

AllianceBernstein Pooling Portfolios

Global Real Estate Investment Portfolio

May 31, 2009 (unaudited)

Summary

32.8%	United States
13.4%	Japan
13.3%	Hong Kong
9.7%	France
8.7%	Australia
7.4%	Canada
3.7%	United Kingdom
3.6%	China
2.0%	Netherlands
1.9%	Brazil
1.8%	Singapore
0.5%	Sweden
0.4%	Finland
0.8%	Short-Term Investments

100.0%	Total Investments

*	All data are as of May 31, 2009. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time.

FINANCIAL ACCOUNTING STANDARDS NO. 157

May 31, 2009 (unaudited)

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$388,953,196		$	– 0	–
Level 2	517,807,275	+		(212,289)
Level 3	– 0	–		– 0	–

Total	$906,760,471			$(212,289)

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.
+

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities, which may materially affect the value of trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

AllianceBernstein Pooling Portfolios

International Value Portfolio

Portfolio of Investments

May 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS -97.7%
Financials - 27.3%
Capital Markets - 3.4%
Credit Suisse Group AG	308,800	$13,859,370
Deutsche Bank AG	261,800	17,711,925
Macquarie Group Ltd.	154,000	3,998,788

		35,570,083

Commercial Banks - 16.8%
ABSA Group Ltd.	187,500	2,406,045
Australia & New Zealand Banking Group Ltd.	804,300	10,395,708
Banco do Brasil SA	762,700	8,202,242
Barclays PLC	2,588,600	12,577,946
BNP Paribas SA	293,500	20,338,839
Commonwealth Bank of Australia	142,600	4,023,741
Credit Agricole SA	1,121,921	16,572,716
HSBC Holdings PLC	1,469,333	13,309,265
Intesa Sanpaolo SpA (a)	3,062,200	10,945,779
Itau Unibanco Holding SA (ADR)	373,181	5,989,555
KB Financial Group, Inc. (a)	369,000	11,794,653
Lloyds Banking Group PLC	6,017,400	6,626,758
National Australia Bank Ltd.	509,600	9,121,161
National Bank of Canada	90,400	4,237,021
Nordea Bank AB	983,320	7,903,201
Societe Generale-Class A	296,876	17,418,874
Standard Bank Group Ltd.	557,100	5,803,746
Sumitomo Mitsui Financial Group, Inc.	248,100	9,609,548

		177,276,798

Consumer Finance - 0.0%
ORIX Corp.	4,890	309,573

Diversified Financial Services - 1.1%
ING Group	1,092,611	11,600,446

Insurance - 4.8%
Allianz SE	157,100	15,594,101
Aviva PLC	1,855,395	10,070,717
Fairfax Financial Holdings Ltd.	21,800	5,631,559
Muenchener Rueckversicherungs AG (MunichRe)	111,300	15,719,145
Sun Life Financial, Inc.	112,900	2,968,957

		49,984,479

Real Estate Management & Development - 1.2%
Lend Lease Corp. Ltd.	453,200	2,535,628
New World Development Co., Ltd.	5,256,000	9,977,984

		12,513,612

		287,254,991

Energy - 14.0%
Oil, Gas & Consumable Fuels - 14.0%
BP PLC	2,834,600	23,431,759
China Petroleum & Chemical Corp.-Class H	9,000,500	7,362,765
ENI SpA	621,800	15,086,880
LUKOIL (OTC US) (Sponsored ADR)	310,350	16,448,550
Nippon Mining Holdings, Inc.	1,416,000	8,065,532
Petro-Canada	321,600	13,992,214
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	1,067,752	28,892,702
StatoilHydro ASA	648,900	13,704,439
Total SA	364,800	21,045,751

		148,030,592

Telecommunication Services - 11.4%
Diversified Telecommunication Services - 8.5%
BCE, Inc.	362,000	8,272,865
Bezeq Israeli Telecommunication Corp. Ltd.	1,443,100	2,691,210
Deutsche Telekom AG	1,026,500	11,823,064
France Telecom SA	521,200	12,710,146
Nippon Telegraph & Telephone Corp.	262,100	10,908,303
Telecom Corp. of New Zealand Ltd.	2,473,600	3,983,293
Telecom Italia SpA (ordinary shares)	6,603,400	9,354,807
Telecom Italia SpA (savings shares)	4,931,400	5,061,091
Telefonica SA	872,000	18,889,581
TELUS Corp.-Class A	191,400	5,522,418

		89,216,778

Wireless Telecommunication Services - 2.9%
KDDI Corp.	1,415	7,424,691
Vodafone Group PLC	12,642,937	23,784,592

		31,209,283

		120,426,061

Information Technology - 8.4%
Communications Equipment - 2.4%
Nokia OYJ	895,000	13,735,167
Telefonaktiebolaget LM Ericsson-Class B	1,266,000	11,730,001

		25,465,168

Computers & Peripherals - 2.9%
Compal Electronics, Inc. (GDR) (b)	2,190,349	9,255,320
Fujitsu Ltd.	1,960,000	10,159,234
Toshiba Corp.	2,965,000	11,134,721

		30,549,275

Electronic Equipment, Instruments & Components - 0.9%
AU Optronics Corp.	4,093,000	4,251,805
Hitachi High-Technologies Corp.	159,600	2,468,792
Hitachi Ltd.	840,000	2,793,804

		9,514,401

Office Electronics - 0.2%
Canon, Inc.	78,700	2,611,053

Semiconductors & Semiconductor Equipment - 2.0%
Samsung Electronics (Preference Shares)	11,500	3,396,100
Samsung Electronics Co. Ltd.	31,700	14,175,205
United Microelectronics Corp.	8,071,175	3,280,747

		20,852,052

		88,991,949

Consumer Discretionary - 8.2%
Auto Components - 0.3%
Magna International, Inc.-Class A	100,700	3,338,988

Automobiles - 4.0%
Honda Motor Co. Ltd.	227,800	6,609,324
Isuzu Motors Ltd.	1,716,000	2,954,621
Nissan Motor Co. Ltd.	2,134,900	12,877,735
Renault SA (a)	317,600	12,321,077
Toyota Motor Corp.	167,200	6,667,214

		41,429,971

Hotels, Restaurants & Leisure - 1.2%
TABCORP Holdings Ltd.	712,900	4,228,329
Thomas Cook Group PLC	974,200	3,511,524
TUI Travel PLC	1,205,700	4,860,333

		12,600,186

Household Durables - 1.8%
Sharp Corp.	1,065,000	12,046,306
Sony Corp.	258,300	6,763,764

		18,810,070

Media - 0.7%
Fairfax Media Ltd.	1,911,500	1,770,680
Lagardere SCA	174,400	5,856,659

		7,627,339

Textiles, Apparel & Luxury Goods - 0.2%
Yue Yuen Industrial Holdings Ltd.	1,049,000	2,406,943

		86,213,497

Health Care - 7.7%
Health Care Providers & Services - 0.2%
Celesio AG	101,700	2,308,653

Pharmaceuticals - 7.5%
AstraZeneca PLC	254,100	10,602,292
Bayer AG	256,500	14,666,902
GlaxoSmithKline PLC	1,240,800	20,983,313
Novartis AG	375,110	15,010,458
Sanofi-Aventis	283,319	18,082,602

		79,345,567

		81,654,220

Industrials - 6.7%
Air Freight & Logistics - 0.7%
Deutsche Post AG	506,100	6,992,082

Airlines - 0.8%
Deutsche Lufthansa AG	273,800	3,791,048
Qantas Airways Ltd.	2,703,029	4,182,674

		7,973,722

Industrial Conglomerates - 1.3%
Bidvest Group Ltd.	536,453	6,314,336
Koninklijke Philips Electronics NV	382,000	7,221,890

		13,536,226

Machinery - 1.4%
Vallourec	52,500	6,634,156
Volvo AB-Class B	1,270,500	8,218,527

		14,852,683

Road & Rail - 0.3%
East Japan Railway Co.	61,400	3,665,864

Trading Companies & Distributors - 1.9%
Mitsubishi Corp.	703,800	13,411,543
Mitsui & Co. Ltd.	482,000	6,180,289

		19,591,832

Transportation Infrastructure - 0.3%
Macquarie Infrastructure Group	3,219,500	3,628,532

		70,240,941

Materials - 5.7%
Chemicals - 2.0%
BASF SE	342,900	14,542,157
Mitsubishi Chemical Holdings Corp.	1,435,000	6,664,766

		21,206,923

Containers & Packaging - 0.3%
Amcor Ltd.	644,900	2,652,078

Metals & Mining - 2.7%
ArcelorMittal (Euronext Amsterdam)	363,232	12,102,591
BHP Billiton Ltd.	197,700	5,555,304
JFE Holdings, Inc.	206,000	6,908,482
MMC Norilsk Nickel (ADR) (a)	358,420	4,085,988

		28,652,365

Paper & Forest Products - 0.7%
Svenska Cellulosa AB-Class B	643,200	7,462,252

		59,973,618

Utilities - 5.4%
Electric Utilities - 2.4%
CEZ	116,500	5,304,850
E.ON AG	453,100	16,083,050
The Tokyo Electric Power Co., Inc.	141,700	3,566,603

		24,954,503

Independent Power Producers & Energy Traders - 0.3%
Drax Group PLC	435,300	3,464,443

Multi-Utilities - 2.7%
Centrica PLC	3,602,200	14,384,603
RWE AG	166,750	13,883,594

		28,268,197

		56,687,143

Consumer Staples - 2.9%
Food & Staples Retailing - 2.2%
Aeon Co. Ltd.	379,100	3,518,645
Delhaize Group	118,100	8,707,305
Koninklijke Ahold NV	902,940	11,002,785

		23,228,735

Food Products - 0.7%
Associated British Foods PLC	634,800	7,557,065

		30,785,800

Total Common Stocks (cost $1,215,607,146)		1,030,258,812

RIGHTS - 0.2%
Financials - 0.2%
Commercial Banks - 0.2%
Lloyds Banking Group PLC (a)	3,738,611	1,786,831

Diversified Financial Services - 0.0%
Fortis (a)	453,498	1

Total Rights (cost $13,608,169)		1,786,832

SHORT-TERM INVESTMENTS - 1.7%
Investment Companies - 1.7%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (c) (cost $17,914,609)	17,914,609	17,914,609

Total Investments - 99.6% (cost $1,247,129,924) (d)		1,049,960,253
Other assets less liabilities - 0.4%		4,348,819

Net Assets - 100.0%		$1,054,309,072

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2009	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	147	June 2009	$4,040,316	$5,078,969	$1,038,653
FTSE 100 Index Futures	38	June 2009	2,315,115	2,696,619	381,504

					$1,420,157

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 8/17/09	38,462	$27,049,171	$30,634,760	$3,585,589
Australian Dollar settling 8/17/09	51,410	39,445,351	40,947,767	1,502,416
Australian Dollar settling 8/17/09	5,233	4,061,488	4,168,054	106,566
Australian Dollar settling 8/17/09	3,392	2,696,301	2,701,708	5,407
British Pound settling 6/15/09	34,050	53,288,250	55,032,656	1,744,406
Canadian Dollar settling 6/15/09	36,354	31,804,661	33,301,725	1,497,064
Euro settling 6/15/09	13,267	17,402,324	18,753,766	1,351,442
Euro settling 6/15/09	42,658	57,785,380	60,299,854	2,514,474
Japanese Yen settling 6/15/09	7,557,979	77,082,907	79,336,145	2,253,238
Japanese Yen settling 6/15/09	711,024	7,260,533	7,463,623	203,090
Japanese Yen settling 6/15/09	860,398	8,823,147	9,031,602	208,455
Japanese Yen settling 8/17/09	926,610	9,392,904	9,733,408	340,504
Japanese Yen settling 8/17/09	8,345,600	87,622,447	87,664,854	42,407
Norwegian Krone settling 6/15/09	231,007	33,494,226	36,634,214	3,139,988
Norwegian Krone settling 8/17/09	231,007	35,942,649	36,558,675	616,026
Swedish Krona settling 6/15/09	20,443	2,289,634	2,701,471	411,837
Swedish Krona settling 6/15/09	207,375	27,463,977	27,403,878	(60,099)
Swedish Krona settling 8/17/09	249,421	33,184,455	32,954,809	(229,646)
Swiss Franc settling 6/15/09	5,591	4,802,316	5,236,705	434,389
Swiss Franc settling 6/15/09	9,398	8,546,200	8,802,461	256,261

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts: (continued)
Swiss Franc settling 8/17/09	9,398	$8,552,189	$8,808,951	$256,762
Sale Contracts:
British Pound settling 6/15/09	2,816	3,936,853	4,551,306	(614,453)
British Pound settling 6/15/09	31,234	45,667,231	50,481,350	(4,814,119)
British Pound settling 8/17/09	18,815	27,518,819	30,401,679	(2,882,860)
British Pound settling 8/17/09	8,350	12,724,565	13,492,109	(767,544)
British Pound settling 8/17/09	34,050	53,265,436	55,018,718	(1,753,282)
Canadian Dollar settling 6/15/09	23,319	18,287,977	21,361,141	(3,073,164)
Canadian Dollar settling 6/15/09	7,792	6,281,085	7,137,785	(856,700)
Canadian Dollar settling 6/15/09	5,243	4,287,771	4,802,799	(515,028)
Canadian Dollar settling 8/17/09	3,996	3,289,701	3,661,984	(372,283)
Canadian Dollar settling 8/17/09	5,668	4,818,662	5,194,225	(375,563)
Canadian Dollar settling 8/17/09	32,256	28,227,881	29,559,798	(1,331,917)
Canadian Dollar settling 8/17/09	3,072	2,806,120	2,815,219	(9,099)
Euro settling 6/15/09	45,692	57,667,416	64,588,610	(6,921,194)
Euro settling 6/15/09	10,233	13,092,100	14,465,010	(1,372,910)
Euro settling 8/17/09	10,834	14,925,460	15,306,614	(381,154)
Euro settling 8/17/09	3,218	4,494,742	4,546,491	(51,749)
Japanese Yen settling 6/15/09	533,147	5,387,609	5,596,447	(208,838)
Japanese Yen settling 6/15/09	250,654	2,572,816	2,631,116	(58,300)
Japanese Yen settling 6/15/09	8,345,600	87,567,284	87,603,807	(36,523)
Japanese Yen settling 8/17/09	1,807,708	19,073,479	18,988,744	84,735

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2009	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
Norwegian Krone settling 6/15/09	231,007	$36,003,148	$36,634,214	$(631,066)
Norwegian Krone settling 8/17/09	231,007	35,879,288	36,558,675	(679,387)
Swedish Krona settling 6/15/09	200,272	22,666,999	26,465,242	(3,798,243)
Swedish Krona settling 6/15/09	27,546	3,291,944	3,640,107	(348,163)
Swedish Krona settling 8/17/09	42,046	5,291,468	5,555,338	(263,870)
Swedish Krona settling 8/17/09	207,375	27,457,795	27,399,471	58,324
Swiss Franc settling 6/15/09	14,989	13,046,165	14,039,166	(993,001)
Swiss Franc settling 8/17/09	9,398	8,551,410	8,808,951	(257,541)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, the market value of this security amounted to $9,255,320 or 0.9% of net assets.
(c)	Investment in affiliated money market mutual fund.

An amount equivalent to U.S. $671,793 has been segregated to collateralize margin requirements for the “open futures contract” at May 31, 2009.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

(d)	As of May 31, 2009, the cost basis for investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $67,225,422 and gross unrealized depreciation of investments was $(264,395,093), resulting in net unrealized depreciation of $(197,169,671).

Glossary:

ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt

Country Breakdown *

AllianceBernstein Pooling Portfolios

International Value Portfolio

May 31, 2009 (unaudited)

Summary

15.0%	Japan
14.9%	United Kingdom
12.7%	Germany
12.5%	France
6.7%	Netherlands
5.0%	Australia
4.2%	Canada
3.8%	Italy
3.4%	Sweden
2.8%	South Korea
2.7%	Switzerland
2.0%	Russia
1.8%	Spain
10.8%	Other
1.7%	Short-Term Investments

100.0%	Total Investments

*	All data are as of May 31, 2009. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.8% or less in the following countries: Belgium, Brazil, China, Czech Republic, Finland, Hong Kong, Israel, New Zealand, Norway, South Africa and Taiwan.

FINANCIAL ACCOUNTING STANDARDS NO. 157

May 31, 2009 (unaudited)

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$91,239,199		$1,420,157
Level 2	959,392,846	+	(13,044,316)
Level 3	– 0	–	– 0	–

Total	$1,050,632,045		$(11,624,159)

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.
+

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities, which may materially affect the value of trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments

AllianceBernstein Pooling Portfolios

International Growth Portfolio

Portfolio of Investments

May 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.6%
Financials - 22.4%
Capital Markets - 7.4%
Credit Suisse Group AG	699,106	$31,376,841
Deutsche Bank AG	114,165	7,723,766
Julius Baer Holding AG	428,019	18,161,577
Man Group PLC	4,134,081	16,333,287

		73,595,471

Commercial Banks - 10.2%
Banco Santander Central Hispano SA	1,465,278	15,567,726
BNP Paribas SA	182,832	12,669,815
Industrial & Commercial Bank of China Ltd.-Class H	25,121,000	15,946,275
Itau Unibanco Holding SA (ADR)	972,100	15,602,205
Standard Chartered PLC	1,548,642	31,677,404
Westpac Banking Corp.	642,400	9,781,446

		101,244,871

Diversified Financial Services - 2.2%
Deutsche Boerse AG	139,360	12,211,349
Hong Kong Exchanges and Clearing Ltd.	643,200	10,075,419

		22,286,768

Insurance - 1.9%
QBE Insurance Group Ltd.	1,223,402	19,197,032

Real Estate Management & Development - 0.7%
China Overseas Land & Investment Ltd.	3,244,000	6,945,322

		223,269,464

Consumer Discretionary - 12.0%
Auto Components - 0.5%
Denso Corp.	189,100	4,493,273

Automobiles - 2.8%
Honda Motor Co. Ltd.	672,900	19,523,327
Toyota Motor Corp.	205,000	8,174,515

		27,697,842

Distributors - 0.2%
Li & Fung Ltd.	870,000	2,347,218

Hotels, Restaurants & Leisure - 2.5%
Carnival PLC	608,288	15,830,862
Compass Group PLC	1,567,559	9,117,512

		24,948,374

Household Durables - 0.5%
LG Electronics, Inc.	56,700	5,466,131

Media - 3.2%
British Sky Broadcasting Group PLC	843,315	6,071,035
Eutelsat Communications	300,582	7,651,897
Pearson PLC	607,221	6,466,846
SES SA (FDR)	560,718	11,204,672

		31,394,450

Multiline Retail - 0.6%
Next PLC	248,913	5,905,855

Specialty Retail - 1.7%
Hennes & Mauritz AB-Class B	194,020	9,292,320
Kingfisher PLC	2,692,115	7,768,110

		17,060,430

		119,313,573

Energy - 11.0%
Energy Equipment & Services - 1.9%
Saipem SpA	279,800	7,199,876
Tenaris SA	731,239	11,343,898

		18,543,774

Oil, Gas & Consumable Fuels - 9.1%
BG Group PLC	1,658,124	30,467,124
CNOOC Ltd.	3,876,000	5,167,794
Petroleo Brasileiro SA (ADR)	578,300	25,462,549
StatoilHydro ASA	925,773	19,551,856
Total SA	180,047	10,387,128

		91,036,451

		109,580,225

Consumer Staples - 11.0%
Beverages - 1.0%
Anheuser-Busch InBev NV	291,760	10,289,401

Food & Staples Retailing - 2.7%
Tesco PLC	4,483,280	26,641,790

Food Products - 1.5%
Nestle SA	421,409	15,344,709

Household Products - 2.4%
Reckitt Benckiser Group PLC	545,244	23,750,171

Personal Products - 0.5%
L’Oreal SA	62,483	4,947,877

Tobacco - 2.9%
British American Tobacco PLC	1,037,860	28,447,245

		109,421,193

Materials - 10.3%
Chemicals - 2.0%
Syngenta AG	80,802	19,707,314

Construction Materials - 1.4%
CRH PLC (London)	606,758	14,175,975

Metals & Mining - 6.9%
ArcelorMittal (Euronext Amsterdam)	497,008	16,559,898
Barrick Gold Corp.	329,716	12,494,024
BHP Billiton PLC	696,160	16,685,562
Impala Platinum Holdings Ltd.	60,089	1,467,770
Vale SA-Class B (ADR)	801,000	15,339,150
Xstrata PLC	515,110	5,778,314

		68,324,718

		102,208,007

Industrials - 10.1%
Aerospace & Defense - 1.8%
BAE Systems PLC	3,136,725	17,459,338

Construction & Engineering - 0.4%
China Railway Construction Corp. Ltd.-Class H (a)	2,810,000	4,094,371

Electrical Equipment - 2.7%
Gamesa Corp. Tecnologica SA	398,520	8,958,811
Schneider Electric SA	121,977	9,117,628
Vestas Wind Systems A/S (a)	124,005	9,135,588

		27,212,027

Machinery - 1.8%
Atlas Copco AB-Class A	653,673	6,639,444
MAN AG	69,259	4,243,831
NGK Insulators Ltd.	381,000	6,779,303

		17,662,578

Marine - 0.5%
Mitsui OSK Lines Ltd.	695,000	4,954,422

Trading Companies & Distributors - 2.9%
Mitsubishi Corp.	483,200	9,207,811
Mitsui & Co. Ltd.	1,561,000	20,015,417

		29,223,228

		100,605,964

Health Care - 8.4%
Pharmaceuticals - 8.4%
Novo Nordisk A/S-Class B	199,096	10,379,069
Roche Holding AG	133,689	18,305,287
Sanofi-Aventis	386,747	24,683,809
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	663,700	30,769,132

		84,137,297

Information Technology - 5.3%
Communications Equipment - 0.7%
Research In Motion Ltd. (a)	86,500	6,802,360

Electronic Equipment, Instruments & Components - 2.4%
AU Optronics Corp. (Sponsored ADR)	531,800	5,525,402
FUJIFILM Holdings Corp.	199,100	5,758,941
Keyence Corp.	25,300	5,291,827

Nippon Electric Glass Co. Ltd.	806,000	7,709,706

		24,285,876

Internet Software & Services - 0.9%
Tencent Holdings Ltd.	791,600	8,839,074

Semiconductors & Semiconductor Equipment - 1.3%
ASML Holding NV	349,300	7,205,678
Samsung Electronics Co. Ltd.	12,210	5,459,913

		12,665,591

		52,592,901

Telecommunication Services - 3.6%
Diversified Telecommunication Services - 2.5%
Telefonica SA	1,144,349	24,789,304

Wireless Telecommunication Services - 1.1%
America Movil SAB de CV Series L (ADR)	129,500	4,963,735
MTN Group Ltd.	391,377	5,703,224

		10,666,959

		35,456,263

Utilities - 3.5%
Independent Power Producers & Energy Traders - 0.8%
China Resources Power Holdings Co.	1,078,000	2,322,639
Iberdrola Renovables SA (a)	1,079,600	5,347,416

		7,670,055

Multi-Utilities - 2.7%
Centrica PLC	2,181,251	8,710,352
GDF Suez	241,492	9,541,406
National Grid PLC	907,364	8,798,194

		27,049,952

		34,720,007

Total Common Stocks (cost $974,991,491)		971,304,894

WARRANTS - 1.2%
Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd., expiring 2/01/12 (a)(b) (cost $8,778,461)	6,576,400	12,100,576

SHORT-TERM INVESTMENTS - 0.8%
Investment Companies - 0.8%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (c) (cost $7,522,925)	7,522,925	7,522,925

Total Investments - 99.6% (cost $991,292,877) (d)		990,928,395
Other assets less liabilities - 0.4%		3,755,901

Net Assets - 100.0%		$994,684,296

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 6/15/09	21,700	$13,978,055	$17,362,964	$3,384,909
Australian Dollar settling 9/15/09	47,699	36,186,846	37,916,392	1,729,546
Australian Dollar settling 9/15/09	12,221	9,196,914	9,714,590	517,676
Australian Dollar settling 9/15/09	25,272	19,684,361	20,088,955	404,594
British Pound settling 6/15/09	8,685	13,008,219	14,036,964	1,028,745
British Pound settling 6/15/09	8,214	13,006,623	13,275,720	269,097
British Pound settling 6/15/09	6,050	9,604,980	9,778,196	173,216
British Pound settling 6/15/09	3,798	6,057,430	6,138,444	81,014
Euro settling 6/15/09	45,840	58,647,696	64,797,818	6,150,122
Euro settling 6/15/09	22,136	29,941,154	31,290,674	1,349,520
Euro settling 6/15/09	12,416	16,623,907	17,550,823	926,916
Euro settling 6/15/09	7,170	9,352,978	10,135,261	782,283
Japanese Yen settling 6/15/09	629,112	6,903,532	6,603,792	(299,740)
Japanese Yen settling 6/15/09	9,937,957	101,356,012	104,318,786	2,962,774
Japanese Yen settling 6/15/09	765,051	7,888,750	8,030,744	141,994
New Zealand Dollar settling 6/15/09	21,872	10,983,025	14,001,127	3,018,102
Norwegian Krone settling 6/15/09	188,258	26,913,224	29,854,870	2,941,646
Swedish Krona settling 6/15/09	67,029	8,918,922	8,857,647	(61,275)
Sale Contracts:
British Pound settling 6/15/09	125,394	174,176,028	202,665,636	(28,489,608)
British Pound settling 6/15/09	19,288	27,931,917	31,173,858	(3,241,941)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2009	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
British Pound settling 6/15/09	12,464	$18,324,822	$20,144,700	$(1,819,878)
Canadian Dollar settling 6/15/09	6,820	5,348,600	6,247,394	(898,794)
Canadian Dollar settling 9/15/09	8,463	7,224,072	7,756,989	(532,917)
Canadian Dollar settling 9/15/09	3,092	2,720,035	2,834,055	(114,020)
Euro settling 6/15/09	25,730	35,107,299	36,371,027	(1,263,728)
Euro settling 6/15/09	6,580	8,950,248	9,301,258	(351,010)
Euro settling 6/15/09	9,186	12,852,867	12,985,007	(132,140)
Japanese Yen settling 6/15/09	3,315,076	35,016,066	34,798,370	217,696
Swedish Krona settling 6/15/09	29,795	3,358,318	3,937,304	(578,986)
Swedish Krona settling 6/15/09	77,568	9,542,133	10,250,339	(708,206)
Swedish Krona settling 6/15/09	61,591	7,355,027	8,139,034	(784,007)
Swiss Franc settling 6/15/09	42,025	36,577,830	39,361,930	(2,784,100)
Swiss Franc settling 6/15/09	7,203	6,186,922	6,746,555	(559,633)
Swiss Franc settling 9/15/09	3,715	3,381,730	3,483,577	(101,847)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, the market value of this security amounted to $12,100,576 or 1.2% of net assets.
(c)	Investment in affiliated money market mutual fund.
(d)	As of May 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $93,088,846 and gross unrealized depreciation of investments was $(93,453,328), resulting in net unrealized depreciation of $(364,482).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	- American Depositary Receipt
FDR	- Fiduciary Depositary Receipt

FINANCIAL ACCOUNTING STANDARDS NO. 157

May 31, 2009 (unaudited)

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$124,481,482		$	– 0	–
Level 2	854,346,337	+		(16,641,980)
Level 3	12,100,576			– 0	–

Total	$990,928,395			$(16,641,980)

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.
+

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities, which may materially affect the value of trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities		Other Financial Instruments
Balance as of 9/1/08	$45,531		$	– 0	–
Accrued discounts /premiums	– 0	–		—
Realized gain (loss)	719,826			—	*
Change in unrealized appreciation/depreciation	3,328,401			– 0	–
Net purchases (sales)	8,006,818			—
Net transfers in and/or out of Level 3	– 0	–		—

Balance as of 5/31/09	$12,100,576		$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 05/31/2009	$3,328,401		$	– 0	–

*	The realized gain (loss) recognized during the period ended 05/31/2009 for other financial instruments was $0.

AllianceBernstein Pooling Portfolios

Small-Mid Cap Value Portfolio

Portfolio of Investments

May 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.4%
Information Technology - 20.0%
Communications Equipment - 1.1%
CommScope, Inc. (a)	214,900	$5,638,976

Computers & Peripherals - 3.1%
NCR Corp. (a)	385,100	4,135,974
SanDisk Corp. (a)	340,800	5,336,928
Western Digital Corp. (a)	267,625	6,650,481

		16,123,383

Electronic Equipment, Instruments & Components - 9.5%
Anixter International, Inc. (a)	151,900	6,230,938
Arrow Electronics, Inc. (a)	281,800	6,816,742
AU Optronics Corp. (Sponsored ADR)	559,100	5,809,049
Avnet, Inc. (a)	196,400	4,519,164
AVX Corp.	278,500	2,584,480
Benchmark Electronics, Inc. (a)	170,300	2,077,660
Flextronics International Ltd. (a)	1,321,800	5,234,328
Ingram Micro, Inc.-Class A (a)	320,300	5,291,356
Insight Enterprises, Inc. (a)	393,000	2,967,150
Tech Data Corp. (a)	246,100	7,880,122

		49,410,989

IT Services - 2.0%
Convergys Corp. (a)	470,300	4,350,275
Perot Systems Corp.-Class A (a)	416,700	5,692,122

		10,042,397

Semiconductors & Semiconductor Equipment - 3.8%
Amkor Technology, Inc. (a)	506,000	2,297,240
Lam Research Corp. (a)	97,600	2,556,144
Siliconware Precision Industries Co. (Sponsored ADR)	894,500	6,619,300
Teradyne, Inc. (a)	782,400	5,594,160
Zoran Corp. (a)	251,800	2,789,944

		19,856,788

Software - 0.5%
Amdocs Ltd. (a)	117,400	2,540,536

		103,613,069

Financials - 17.6%
Commercial Banks - 2.3%
Comerica, Inc.	120,200	2,605,936
Synovus Financial Corp.	225,300	736,731
Trustmark Corp.	121,300	2,376,267

Webster Financial Corp.	303,500	2,264,110
Whitney Holding Corp.	316,000	3,918,400

		11,901,444

Insurance - 8.5%
Arch Capital Group Ltd. (a)	70,000	3,983,700
Aspen Insurance Holdings Ltd.	311,200	7,185,608
Fidelity National Financial, Inc.-Class A	305,000	4,251,700
Old Republic International Corp.	376,000	3,846,480
PartnerRe Ltd.	45,500	2,969,330
Platinum Underwriters Holdings, Ltd.	256,700	7,400,661
Reinsurance Group of America, Inc.-Class A	118,500	4,358,430
RenaissanceRe Holdings Ltd.	35,000	1,601,950
StanCorp Financial Group, Inc.	189,400	5,875,188
Unum Group	163,900	2,804,329

		44,277,376

Real Estate Investment Trusts (REITs) - 4.4%
Alexandria Real Estate Equities, Inc.	49,000	1,759,100
Digital Realty Trust, Inc.	171,300	6,127,401
Home Properties, Inc.	120,913	4,026,403
Mid-America Apartment Communities, Inc.	87,600	3,179,004
Sunstone Hotel Investors, Inc.	299,301	1,738,939
Tanger Factory Outlet Centers	138,100	4,468,916
Taubman Centers, Inc.	66,300	1,640,262

		22,940,025

Real Estate Management & Development - 0.6%
Brookfield Properties Corp. (New York)	378,900	2,864,484

Thrifts & Mortgage Finance - 1.8%
Astoria Financial Corp.	113,400	874,314
First Niagara Financial Group, Inc.	167,400	2,124,306
Provident Financial Services, Inc.	129,600	1,275,264
Washington Federal, Inc.	393,550	5,163,376

		9,437,260

		91,420,589

Industrials - 13.7%
Airlines - 0.7%
Alaska Air Group, Inc. (a)	111,700	1,739,169
Skywest, Inc.	164,700	1,688,175

		3,427,344

Building Products - 0.9%
Masco Corp.	253,500	2,626,260
Quanex Building Products Corp.	198,200	2,188,128

		4,814,388

Commercial Services & Supplies - 1.2%
United Stationers, Inc. (a)	176,800	6,331,208

Electrical Equipment - 3.6%
Acuity Brands, Inc.	103,600	2,815,848
AO Smith Corp.	82,000	2,459,180
Cooper Industries Ltd.-Class A	94,000	3,085,080

EnerSys (a)	298,600	4,837,320
Regal-Beloit Corp.	132,200	5,223,222

		18,420,650

Machinery - 4.5%
Briggs & Stratton Corp.	375,600	5,709,120
Gardner Denver, Inc. (a)	197,400	5,594,316
Mueller Industries, Inc.	245,000	5,382,650
Terex Corp. (a)	501,900	6,735,498

		23,421,584

Professional Services - 0.9%
Kelly Services, Inc.-Class A	450,100	4,798,066

Road & Rail - 1.9%
Arkansas Best Corp.	45,800	1,287,438
Con-way, Inc.	116,300	3,733,230
Hertz Global Holdings, Inc. (a)	442,900	3,033,865
Werner Enterprises, Inc.	97,100	1,746,829

		9,801,362

		71,014,602

Consumer Staples - 10.1%
Beverages - 1.2%
Pepsi Bottling Group, Inc.	195,600	6,427,416

Food & Staples Retailing - 2.4%
Ruddick Corp.	297,200	7,477,552
Supervalu, Inc.	304,500	5,054,700

		12,532,252

Food Products - 5.0%
Bunge Ltd.	99,100	6,270,057
Del Monte Foods Co.	690,600	5,649,108
Smithfield Foods, Inc. (a)	533,600	6,632,648
Tyson Foods, Inc.-Class A	543,700	7,242,084

		25,793,897

Tobacco - 1.5%
Universal Corp.	207,200	7,672,616

		52,426,181

Consumer Discretionary - 9.7%
Auto Components - 0.3%
Autoliv, Inc.	61,500	1,708,470

Automobiles - 1.1%
Thor Industries, Inc.	292,400	5,880,164

Hotels, Restaurants & Leisure - 0.9%
Boyd Gaming Corp. (a)	458,500	4,603,340

Leisure Equipment & Products - 0.9%
Callaway Golf Co.	617,000	4,393,040

Media - 0.4%
CBS Corp.-Class B	279,900	2,065,662

Multiline Retail - 1.3%
JC Penney Co., Inc.	248,400	6,480,756

Specialty Retail - 4.2%
AutoNation, Inc. (a)	191,900	3,047,372
Foot Locker, Inc.	646,800	7,185,948
Limited Brands, Inc.	365,600	4,573,656
Men’s Wearhouse, Inc.	374,100	6,393,369
Signet Jewelers Ltd.	28,707	516,439

		21,716,784

Textiles, Apparel & Luxury Goods - 0.6%
Jones Apparel Group, Inc.	357,700	3,255,070

		50,103,286

Energy - 8.1%
Energy Equipment & Services - 2.1%
Acergy SA (ADR)	74,200	767,228
Helmerich & Payne, Inc.	168,600	5,895,942
Oil States International, Inc. (a)	163,300	4,267,029

		10,930,199

Oil, Gas & Consumable Fuels - 6.0%
Cimarex Energy Co.	279,200	9,107,504
Denbury Resources, Inc. (a)	327,500	5,629,725
Frontier Oil Corp.	369,700	6,458,659
Whiting Petroleum Corp. (a)	212,300	9,948,378

		31,144,266

		42,074,465

Materials - 7.9%
Chemicals - 3.0%
Arch Chemicals, Inc.	152,766	4,292,725
Cytec Industries, Inc.	207,800	4,463,544
Rockwood Holdings, Inc. (a)	349,100	5,208,572
Westlake Chemical Corp.	63,750	1,303,687

		15,268,528

Containers & Packaging - 2.3%
Aptargroup, Inc.	68,200	2,114,882
Owens-Illinois, Inc. (a)	156,800	4,489,184
Sonoco Products Co.	214,900	5,234,964

		11,839,030

Metals & Mining - 2.6%
Commercial Metals Co.	454,600	7,714,562
Reliance Steel & Aluminum Co.	156,700	5,953,033

		13,667,595

		40,775,153

Health Care - 6.4%
Health Care Providers & Services - 6.4%
AMERIGROUP Corp. (a)	160,500	4,632,030
Coventry Health Care, Inc. (a)	170,900	3,084,745
Henry Schein, Inc. (a)	62,100	2,828,034
LifePoint Hospitals, Inc. (a)	217,378	5,923,550
Molina Healthcare, Inc. (a)	228,925	5,480,465
Omnicare, Inc.	151,600	4,097,748
Universal Health Services, Inc.-Class B	129,000	7,085,970

		33,132,542

Utilities - 4.9%
Electric Utilities - 2.1%
Allegheny Energy, Inc.	58,800	1,470,000
Northeast Utilities	289,500	6,018,705
Portland General Electric Co.	182,925	3,290,821

		10,779,526

Gas Utilities - 1.2%
Atmos Energy Corp.	253,091	6,074,184

Independent Power Producers & Energy Traders - 0.4%
RRI Energy, Inc. (a)	378,000	2,071,440

Multi-Utilities - 1.2%
NiSource, Inc.	223,700	2,391,353
Wisconsin Energy Corp.	97,500	3,847,350

		6,238,703

		25,163,853

Total Common Stocks (cost $601,184,959)		509,723,740

SHORT-TERM INVESTMENTS - 1.6%
Investment Companies - 1.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b) (cost $8,451,887)	8,451,887	8,451,887

Total Investments - 100.0% (cost $609,636,846) (c)		518,175,627
Other assets less liabilities - 0.0%		27,936

Net Assets - 100.0%		$518,203,563

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund.
(c)	As of May 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $39,921,442 and gross unrealized depreciation of investments was $(131,382,661), resulting in net unrealized depreciation of $(91,461,219).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	- American Depositary Receipt

FINANCIAL ACCOUNTING STANDARDS NO. 157

May 31, 2009 (unaudited)

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$518,175,627		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$518,175,627		$	– 0	–

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

AllianceBernstein Pooling Portfolios

Small-Mid Cap Growth Portfolio

Portfolio of Investments

May 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.2%
Consumer Discretionary - 22.6%
Distributors - 0.6%
LKQ Corp. (a)	209,700	$3,206,313

Diversified Consumer Services - 3.0%
Corinthian Colleges, Inc. (a)	359,400	5,527,572
ITT Educational Services, Inc. (a)	29,200	2,680,268
Strayer Education, Inc.	37,400	6,891,698

		15,099,538

Hotels, Restaurants & Leisure - 2.0%
Orient-Express Hotels Ltd.-Class A	652,200	4,643,664
Panera Bread Co.-Class A (a)	103,100	5,489,044

		10,132,708

Internet & Catalog Retail - 1.4%
NetFlix, Inc. (a)	170,600	6,725,052

Media - 2.7%
Discovery Communications, Inc.-Class A (a)	280,200	6,290,490
National CineMedia, Inc.	571,900	7,154,469

		13,444,959

Multiline Retail - 1.8%
Dollar Tree, Inc. (a)	153,300	6,863,241
Kohl’s Corp. (a)	55,000	2,335,850

		9,199,091

Specialty Retail - 9.4%
Aeropostale, Inc. (a)	141,900	4,912,578
American Eagle Outfitters, Inc.	471,745	6,986,543
Carmax, Inc. (a)	194,200	2,176,982
Dick’s Sporting Goods, Inc. (a)	382,900	6,815,620
J Crew Group, Inc. (a)	251,400	6,501,204
O’Reilly Automotive, Inc. (a)	183,500	6,615,175
Ross Stores, Inc.	189,100	7,405,156
Williams-Sonoma, Inc.	420,200	5,437,388

		46,850,646

Textiles, Apparel & Luxury Goods - 1.7%
Carter’s, Inc. (a)	357,100	8,445,415

		113,103,722

Information Technology - 22.6%
Communications Equipment - 2.9%
Brocade Communications Systems, Inc. (a)	728,300	5,345,722
Ciena Corp. (a)	177,900	1,956,900

F5 Networks, Inc. (a)	222,500	7,066,600

		14,369,222

Internet Software & Services - 4.8%
Akamai Technologies, Inc. (a)	335,200	7,461,552
Digital River, Inc. (a)	168,400	6,421,092
VistaPrint Ltd. (a)	261,300	10,005,177

		23,887,821

IT Services - 1.2%
Cognizant Technology Solutions Corp.-Class A (a)	252,900	6,370,551

Semiconductors & Semiconductor Equipment - 8.1%
Atheros Communications, Inc. (a)	179,700	3,011,772
Cymer, Inc. (a)	113,500	3,150,760
Hittite Microwave Corp. (a)	102,000	3,659,760
Micron Technology, Inc. (a)	810,900	4,103,154
ON Semiconductor Corp. (a)	1,217,700	8,341,245
PMC - Sierra, Inc. (a)	1,045,800	7,937,622
Skyworks Solutions, Inc. (a)	477,600	4,551,528
Teradyne, Inc. (a)	411,600	2,942,940
Verigy Ltd. (a)	220,400	2,644,800

		40,343,581

Software - 5.6%
Concur Technologies, Inc. (a)	35,300	1,041,350
Intuit, Inc. (a)	197,900	5,386,838
McAfee, Inc. (a)	72,000	2,824,560
Quest Software, Inc. (a)	334,700	4,324,324
Red Hat, Inc. (a)	362,800	7,237,860
Solera Holdings, Inc. (a)	139,300	3,189,970
Sybase, Inc. (a)	119,400	3,884,082

		27,888,984

		112,860,159

Industrials - 20.1%
Aerospace & Defense - 1.9%
Hexcel Corp. (a)	547,100	5,848,499
L-3 Communications Holdings, Inc.-Class 3	49,900	3,668,149

		9,516,648

Air Freight & Logistics - 1.9%
CH Robinson Worldwide, Inc.	103,000	5,234,460
Expeditors International of Washington, Inc.	135,000	4,429,350

		9,663,810

Building Products - 0.5%
Simpson Manufacturing Co., Inc.	116,600	2,429,944

Commercial Services & Supplies - 3.0%
Iron Mountain, Inc. (a)	300,100	8,177,725
Stericycle, Inc. (a)	140,300	7,012,194

		15,189,919

Electrical Equipment - 4.1%
Ametek, Inc.	245,800	7,730,410

Baldor Electric Co.	351,900	8,160,561
EnerSys (a)	288,500	4,673,700

		20,564,671

Machinery - 7.3%
Actuant Corp.-Class A	403,700	4,957,436
Bucyrus International, Inc.-Class A	265,300	7,608,804
IDEX Corp.	271,975	6,350,616
Joy Global, Inc.	226,655	7,812,798
Lincoln Electric Holdings, Inc.	131,000	5,344,800
Valmont Industries, Inc.	64,400	4,418,484

		36,492,938

Marine - 1.0%
Kirby Corp. (a)	148,900	5,006,018

Road & Rail - 0.4%
Kansas City Southern (a)	105,600	1,741,344

		100,605,292

Health Care - 17.1%
Biotechnology - 7.8%
Acorda Therapeutics, Inc. (a)	219,300	5,414,517
Alexion Pharmaceuticals, Inc. (a)	193,900	7,077,350
Cephalon, Inc. (a)	85,100	4,962,181
Dendreon Corp. (a)	175,400	3,976,318
Myriad Genetics, Inc. (a)	38,300	1,384,928
Onyx Pharmaceuticals, Inc. (a)	183,500	4,341,610
OSI Pharmaceuticals, Inc. (a)	45,100	1,524,380
United Therapeutics Corp. (a)	78,800	6,315,820
Vertex Pharmaceuticals, Inc. (a)	136,200	4,060,122

		39,057,226

Health Care Equipment & Supplies - 5.2%
Gen-Probe, Inc. (a)	146,400	6,241,032
Immucor, Inc. (a)	82,500	1,241,625
Masimo Corp. (a)	215,400	5,156,676
NuVasive, Inc. (a)	206,100	7,444,332
Resmed, Inc. (a)	163,400	6,057,238

		26,140,903

Health Care Technology - 1.1%
athenahealth, Inc. (a)	182,400	5,504,832

Life Sciences Tools & Services - 3.0%
Illumina, Inc. (a)	201,200	7,386,052
Qiagen NV (a)	425,200	7,483,520

		14,869,572

		85,572,533

Energy - 7.4%
Energy Equipment & Services - 3.9%
Complete Production Services, Inc. (a)	649,500	4,598,460
FMC Technologies, Inc. (a)	119,500	4,973,590
Oceaneering International, Inc. (a)	87,400	4,494,108
Superior Energy Services, Inc. (a)	223,300	5,149,298
Tesco Corp. (a)	53,400	475,260

		19,690,716

Oil, Gas & Consumable Fuels - 3.5%
Bill Barrett Corp. (a)	50,000	1,701,500
Cabot Oil & Gas Corp.	150,600	5,290,578
Newfield Exploration Co. (a)	154,100	5,566,092
Penn Virginia Corp.	39,800	760,976
Southwestern Energy Co. (a)	91,700	3,986,199

		17,305,345

		36,996,061

Financials - 5.9%
Capital Markets - 4.9%
Affiliated Managers Group, Inc. (a)	108,650	6,096,352
Greenhill & Co., Inc.	78,120	5,741,820
Lazard Ltd.-Class A	258,000	7,296,240
Stifel Financial Corp. (a)	119,900	5,220,446

		24,354,858

Thrifts & Mortgage Finance - 1.0%
People’s United Financial, Inc.	306,700	4,845,860

		29,200,718

Telecommunication Services - 1.4%
Wireless Telecommunication Services - 1.4%
SBA Communications Corp.-Class A (a)	262,800	6,719,796

Materials - 1.1%
Chemicals - 1.0%
Airgas, Inc.	111,700	4,720,442

Metals & Mining - 0.1%
Allegheny Technologies, Inc.	16,880	597,721

		5,318,163

Total Common Stocks (cost $478,386,522)		490,376,444

SHORT-TERM INVESTMENTS - 1.7%
Investment Companies - 1.7%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b) (cost $8,639,911)	8,639,911	8,639,911

Total Investments - 99.9%
(cost $487,026,433) (c)		499,016,355
Other assets less liabilities - 0.1%		456,544

Net Assets - 100.0%		$499,472,899

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund.
(c)	As of May 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $54,283,092 and gross unrealized depreciation of investments was $(42,293,170), resulting in net unrealized appreciation of $11,989,922.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

FINANCIAL ACCOUNTING STANDARDS NO. 157

May 31, 2009 (unaudited)

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$499,016,355		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$499,016,355		$	– 0	–

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

AllianceBernstein Pooling Portfolios

Short Duration Bond Portfolio

Portfolio of Investments

May 31, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
MORTGAGE PASS-THRU’S - 25.5%
Agency Fixed Rate 30-Year - 15.7%
Federal Home Loan Mortgage Corp. Gold
Series 2007
6.00%, 7/01/37 - 9/01/37	$10,836	$11,346,537
6.50%, 12/01/33	9,650	10,382,450
Federal National Mortgage Association
Series 2007
6.50%, 10/01/37	26,291	28,048,773
Series 2008
6.00%, 8/01/38	39,673	41,582,567
6.50%, 12/01/28 - 7/01/35	28,450	30,756,659
Government National Mortgage Association
Series 2008
6.50%, 9/15/38	28,277	29,935,042

		152,052,028

Agency ARMS - 8.9%
Federal Home Loan Mortgage Corp.
Series 2005
4.779%, 5/01/35 (a)	6,082	6,308,350
Series 2006
6.208%, 12/01/36 (a)	4,120	4,310,232
Series 2007
5.918%, 11/01/36 (a)	7,596	7,938,687
6.08%, 1/01/37 (a)	6,602	6,908,074
Federal National Mortgage Association
Series 2005
4.559%, 2/01/35 (a)	9,201	9,405,668
Series 2006
4.256%, 1/01/36 (a)	16,328	16,426,390
5.475%, 5/01/36 (a)	7,545	7,888,438
5.818%, 11/01/36 (a)	10,892	11,427,180
Series 2007
4.361%, 11/01/35 (a)	9,124	9,383,147
6.384%, 1/01/37 (a)	5,822	6,103,791

		86,099,957

Agency Fixed Rate 15-Year - 0.9%
Federal National Mortgage Association
Series 1998
6.00%, 10/01/13 - 12/01/13	37	38,817

Series 2001
6.00%, 11/01/16	156	165,531
Series 2002
6.00%, 12/01/17	85	90,685
Series 2005
6.00%, 6/01/17 - 6/01/20	316	332,499
Series 2006
6.00%, 5/01/21 - 1/01/22	6,250	6,602,876
Series 2007
6.00%, 2/01/22	1,428	1,508,242

		8,738,650

Total Mortgage Pass-Thru’s (cost $238,534,595)		246,890,635

AGENCIES - 24.5%
Agency Debentures - 24.5%
Bank of America - FDIC Insured
1.70%, 12/23/10	10,800	10,902,719
Bank of America Corp. - FDIC Insured
2.10%, 4/30/12	8,760	8,823,852
3.125%, 6/15/12	20,625	21,395,715
Citigroup, Inc. - FDIC Insured
2.875%, 12/09/11	20,735	21,380,149
Series FXD
1.875%, 5/07/12	18,659	18,702,307
Federal Home Loan Banks
1.625%, 3/16/11	65,390	66,066,786
2.25%, 4/13/12	22,940	23,270,611
Federal Home Loan Mortgage Corp.
4.125%, 9/27/13	4,652	4,946,793
Series 1
2.375%, 5/28/10	5,135	5,222,413
The Goldman Sachs Group, Inc. - FDIC Insured
3.25%, 6/15/12	20,570	21,432,726
JP Morgan Chase & Co. - FDIC Insured
3.125%, 12/01/11	20,565	21,316,157
Morgan Stanley - FDIC Insured
2.25%, 3/13/12	6,000	6,077,700
Wells Fargo & Co. - FDIC Insured
3.00%, 12/09/11	7,493	7,760,433

Total Agencies (cost $232,874,250)		237,298,361

CORPORATES - INVESTMENT GRADES - 23.5%
Financial Institutions - 11.5%
Banking - 8.4%
Bank of America Corp.
4.50%, 8/01/10	3,805	3,791,134

The Bank of New York Mellon Corp.
4.30%, 5/15/14	1,785	1,793,072
BB&T Corp.
6.50%, 8/01/11	1,820	1,859,394
Capital One Bank USA NA
5.00%, 6/15/09	4,160	4,160,703
Citigroup, Inc.
6.50%, 1/18/11	3,490	3,524,635
Comerica, Inc.
4.80%, 5/01/15	2,380	1,639,918
Credit Suisse USA, Inc.
4.70%, 6/01/09	6,625	6,625,000
Deutsche Bank AG London
5.00%, 10/12/10	2,550	2,626,686
Fifth Third Bancorp
6.25%, 5/01/13	6,600	6,304,188
The Goldman Sachs Group, Inc.
4.75%, 7/15/13	3,840	3,776,625
JP Morgan Chase & Co.
7.875%, 6/15/10	4,685	4,904,192
Marshall & Ilsley Corp.
4.375%, 8/01/09	3,088	3,048,813
Morgan Stanley
6.00%, 5/13/14	5,650	5,677,685
Series MTN
5.625%, 1/09/12	195	198,891
National City Bank of Cleveland Ohio
6.25%, 3/15/11	6,470	6,350,370
PNC Funding Corp.
4.50%, 3/10/10	2,445	2,459,731
Royal Bank of Canada
5.65%, 7/20/11	4,960	5,307,364
State Street Corp.
4.30%, 5/30/14	3,015	3,008,138
Union Planters Corp.
7.75%, 3/01/11	2,327	2,231,467
UnionBanCal Corp.
5.25%, 12/16/13	5,212	4,846,175
US Bancorp
4.20%, 5/15/14	3,822	3,805,497
Wells Fargo & Co.
4.20%, 1/15/10	3,715	3,763,733

		81,703,411

Finance - 1.0%
HSBC Finance Corp.
4.75%, 4/15/10	4,905	4,966,425
8.00%, 7/15/10	4,710	4,828,146

		9,794,571

Insurance - 1.4%
Berkshire Hathaway Finance Corp.
4.00%, 4/15/12 (b)	4,700	4,914,649
UnitedHealth Group, Inc.
4.125%, 8/15/09	1,464	1,467,360
WellPoint, Inc.
4.25%, 12/15/09	6,800	6,888,930

		13,270,939

Other Finance - 0.3%
ORIX Corp.
5.48%, 11/22/11	3,130	2,757,396

REITS - 0.4%
Simon Property Group LP
5.00%, 3/01/12	3,985	3,862,736

		111,389,053

Industrial - 11.1%
Basic - 0.4%
EI Du Pont de Nemours & Co.
5.875%, 1/15/14	3,543	3,851,368

Capital Goods - 0.8%
Boeing Co.
5.00%, 3/15/14	2,436	2,573,527
Caterpillar Financial Services
4.50%, 6/15/09	2,083	2,084,373
John Deere Capital Corp.
5.25%, 10/01/12	2,735	2,871,862

		7,529,762

Communications - Telecommunications - 1.8%
AT&T, Inc.
4.125%, 9/15/09	6,670	6,722,533
4.85%, 2/15/14	4,875	5,055,322
Verizon New England, Inc.
6.50%, 9/15/11	1,935	2,070,742
Vodafone Group PLC
7.75%, 2/15/10	3,690	3,823,836

		17,672,433

Consumer Cyclical - Automotive - 1.0%
Daimler Finance North America LLC
7.20%, 9/01/09	5,900	5,935,689
8.00%, 6/15/10	3,495	3,632,790

		9,568,479

Consumer Cyclical - Entertainment - 0.4%
The Walt Disney Co.
4.50%, 12/15/13	3,624	3,751,594

Consumer Cyclical - Restaurants - 0.4%
McDonald’s Corp.
4.30%, 3/01/13	3,595	3,740,411

Consumer Cyclical - Retailers - 0.4%
Wal-Mart Stores, Inc.
4.55%, 5/01/13	3,500	3,680,257

Consumer Non-Cyclical - 3.4%
Avon Products, Inc.
5.625%, 3/01/14	2,450	2,593,198
Baxter FinCo BV
4.75%, 10/15/10	3,432	3,586,423
Bottling Group LLC
5.00%, 11/15/13	3,599	3,774,217
6.95%, 3/15/14	3,290	3,716,108
Campbell Soup Co.
6.75%, 2/15/11	3,460	3,763,694
Coca-Cola Enterprises, Inc.
4.25%, 3/01/15	3,675	3,704,749
Diageo Capital PLC
4.375%, 5/03/10	4,219	4,281,336
Genentech, Inc.
4.40%, 7/15/10	1,910	1,959,333
Kraft Foods, Inc.
4.125%, 11/12/09	1,639	1,658,411
The Procter & Gamble Co.
4.60%, 1/15/14	3,485	3,671,737

		32,709,206

Energy - 1.1%
Apache Corp.
5.25%, 4/15/13	2,890	3,022,848
Chevron Corp.
3.95%, 3/03/14	3,665	3,752,579
ConocoPhillips
4.75%, 2/01/14	3,650	3,791,930

		10,567,357

Services - 0.5%
The Western Union Co.
5.40%, 11/17/11	4,980	5,152,432

Technology - 0.9%
Cisco Systems, Inc.
5.25%, 2/22/11	3,525	3,743,599
Hewlett-Packard Co.
2.95%, 8/15/12	1,408	1,426,655
Oracle Corp.
5.00%, 1/15/11	3,550	3,734,181

		8,904,435

		107,127,734

Utility - 0.9%
Electric - 0.9%
PPL Electric Utilities Corp.
6.25%, 8/15/09	6,380	6,422,031

The Southern Co.
4.15%, 5/15/14	2,001	2,002,915

		8,424,946

Total Corporates - Investment Grades (cost $226,967,997)		226,941,733

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.9%
Non-Agency Fixed Rate CMBS - 7.4%
Banc of America Commercial Mortgage, Inc.
Series 2006-6, Class A2
5.309%, 10/10/45	5,000	4,657,055
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2002-TOP6, Class A2
6.46%, 10/15/36	10,615	10,669,108
GE Capital Commercial Mortgage Corp.
Series 2005-C3, Class A3FX
4.863%, 7/10/45	5,665	5,545,487
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A2
4.305%, 8/10/42	8,254	8,026,397
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5, Class A2
5.198%, 12/15/44	5,847	5,673,711
Series 2007-LDPX, Class A2S
5.305%, 1/15/49	5,950	5,383,638
LB Commercial Conduit Mortgage Trust
Series 2007-C3, Class C
5.939%, 7/15/44	10,000	2,069,523
LB-UBS Commercial Mortgage Trust
Series 2002-C1, Class A4
6.462%, 3/15/31	5,900	6,134,907
Series 2003-C5, Class A3
4.254%, 7/15/27	7,376	7,222,740
Series 2004-C7, Class A2
3.992%, 10/15/29	15,840	15,748,891
Nomura Asset Securities Corp.
Series 1998-D6, Class A1B
6.59%, 3/15/30	14	14,360

		71,145,817

Non-Agency Floating Rate CMBS - 1.5%
Banc of America Large Loan, Inc.
Series 2005-MIB1, Class C
0.654%, 3/15/22 (a)(b)	2,500	1,555,290
Commercial Mortgage Pass-Through Certificates
Series 2005-F10A, Class A1
0.444%, 4/15/17 (a)(b)	420	404,081

Series 2005-FL11, Class D
0.684%, 11/15/17 (a)(b)	1,719	1,001,976
Series 2007-FL14, Class C
0.644%, 6/15/22 (a)(b)	3,874	1,322,894
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class SVD
0.814%, 10/15/21 (a)(b)	4,900	2,079,517
Series 2007-TFLA, Class A2
0.464%, 2/15/22 (a)(b)	8,000	4,267,658
Lehman Brothers Floating Rate Commercial Mortgage Trust
Series 2004-LLFA, Class C
0.654%, 10/15/17 (a)(b)	2,400	2,053,355
Morgan Stanley Capital I
Series 2005-XLF, Class G
0.715%, 8/15/19 (a)(b)	343	316,222
Series 2005-XLF, Class H
0.735%, 8/15/19 (a)(b)	1,000	817,329
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class H
0.744%, 9/15/21 (a)(b)	2,600	516,882
Series 2007-WHL8, Class E
0.744%, 6/15/20 (a)(b)	2,725	249,026

		14,584,230

Total Commercial Mortgage-Backed Securities (cost $110,704,246)		85,730,047

ASSET-BACKED SECURITIES - 6.7%
Home Equity Loans - Floating Rate - 2.2%
ACE Securities Corp.
Series 2003-OP1, Class A2
0.669%, 12/25/33 (a)	18	6,369
BNC Mortgage Loan Trust
Series 2007-2, Class M5
1.209%, 5/25/37 (a)	1,200	25,860
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33 (c)	1,621	1,357,924
First Franklin Mortgage Loan Trust
Series 2004-FF4, Class A2
0.599%, 6/25/34 (a)	83	50,999
HFC Home Equity Loan Asset Backed Certificates
Series 2006-1, Class M1
0.596%, 1/20/36 (a)	1,530	858,710
Home Equity Mortgage Trust
Series 2005-3, Class M1
0.849%, 11/25/35 (a)	194	182,621
Household Home Equity Loan Trust
Series 2007-2, Class A2V
0.476%, 7/20/36 (a)	2,800	1,784,876

Indymac Residential Asset Backed Trust
Series 2007-B, Class 2A2
0.469%, 7/25/37 (a)	3,350	1,626,485
Lehman ABS Mortgage Loan Trust
Series 2007-1, Class 2A2
0.509%, 6/25/37 (a)(b)	3,700	807,677
Lehman XS Trust
Series 2005-2, Class 1M1
0.809%, 8/25/35 (a)	5,000	285,268
Series 2006-1, Class 1M1
0.759%, 2/25/36 (a)	4,000	206,887
Master Asset Backed Securities Trust
Series 2006-WMC1, Class A2
0.419%, 2/25/36 (a)	392	359,545
Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-1, Class A2A
0.429%, 4/25/37 (a)	2,256	1,888,739
Series 2007-5, Class 2A1
1.009%, 10/25/37 (a)	3,074	2,812,945
Nationstar Home Equity Loan Trust
Series 2007-C, Class 2AV2
0.439%, 6/25/37 (a)	3,100	1,794,365
Newcastle Mortgage Securities Trust
Series 2007-1, Class 2A1
0.439%, 4/25/37 (a)	2,949	1,952,595
Novastar Home Loan Equity
Series 2007-2, Class M1
0.609%, 9/25/37 (a)	4,935	106,601
Option One Mortgage Loan Trust
Series 2006-2, Class 2A2
0.409%, 7/25/36 (a)	3,059	2,151,852
Security National Mortgage Loan Trust
Series 2007-1A, Class 1A1
5.91%, 4/25/37 (b)	1,278	1,177,727
Soundview Home Equity Loan Trust
Series 2007-OPT2, Class 2A2
0.439%, 7/25/37 (a)	4,185	1,600,349
Specialty Underwriting & Residential Finance
Series 2005-AB2, Class M1
0.759%, 6/25/36 (a)	2,000	333,840

		21,372,234

Home Equity Loans - Fixed Rate - 2.0%
American General Mortgage Loan Trust
Series 2003-1, Class A3
4.03%, 4/25/33	2,901	2,019,990

Citifinancial Mortgage Securities, Inc.
Series 2004-1, Class AF2
2.645%, 4/25/34	145	137,912
Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 11/25/36	3,118	565,095
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB3, Class AF1
2.879%, 12/25/32	2,180	1,094,039
Series 2005-CB4, Class AF2
4.751%, 8/25/35	1,075	985,024
Series 2005-RP2, Class AF2
5.75%, 9/25/35 (b)	1,602	1,487,116
Series 2007-CB4, Class A2A
5.844%, 4/25/37	1,633	1,387,686
Flagstar Home Equity Loan Trust
Series 2007-1A, Class AF2
5.765%, 1/25/35 (b)	5,500	3,012,835
Home Equity Mortgage Trust
Series 2005-4, Class A3
4.742%, 1/25/36	264	261,414
Series 2006-5, Class A1
5.50%, 1/25/37	2,492	288,333
Household Home Equity Loan Trust
Series 2007-1, Class A2F
5.60%, 3/20/36	7,610	6,003,195
Nationstar NIM Trust
Series 2007-A, Class A
9.97%, 3/25/37 (d)(e)	35	1,496
Structured Asset Securities Corp.
Series 2007-RM1, Class AIO
5.00%, 5/25/47 (b)(f)	10,190	1,721,252

		18,965,387

Credit Cards - Fixed Rate - 1.5%
BA Credit Card Trust
Series 2006-A16, Class A16
4.72%, 5/15/13	4,600	4,727,522
Capital One Multi-Asset Execution Trust
Series 2008-A5, Class A5
4.85%, 2/18/14	4,600	4,757,905
MBNA Master Credit Card Trust
Series 1999-J, Class A
7.00%, 2/15/12	5,307	5,390,536

		14,875,963

Credit Cards - Floating Rate - 0.5%
Chase Issuance Trust FRN
Series 2007-A1, Class A1
0.364%, 3/15/13 (a)	4,825	4,720,960

Autos - Floating Rate - 0.4%
GE Dealer Floorplan Master Note Trust
Series 2006-2, Class A
0.386%, 4/20/13 (a)	4,360	3,325,865

Other ABS - Fixed Rate - 0.1%
DB Master Finance, LLC
Series 2006-1, Class A2
5.779%, 6/20/31 (b)	1,600	1,229,525

Other ABS - Floating Rate - 0.0%
Petra CRE CDO Ltd.
Series 2007-1A, Class C
1.409%, 2/25/47 (a)(b)	1,865	37,300

Total Asset-Backed Securities (cost $108,563,314)		64,527,234

INFLATION-LINKED SECURITIES - 5.3%
United States - 5.3%
U.S. Treasury Notes
3.00%, 7/15/12 (TIPS) (cost $50,384,993)	48,631	51,791,657

CMOS - 3.6%
Non-Agency Floating Rate - 1.2%
Adjustable Rate Mortgage Trust
Series 2005-11, Class 5M1
0.779%, 2/25/36 (a)	4,155	20,775
American Home Mortgage Investment Trust
Series 2005-2, Class 2A1
1.879%, 9/25/45 (a)	91	39,259
Countrywide Alternative Loan Trust
Series 2006-OA14, Class 3A1
2.289%, 11/25/46 (a)	2,123	759,363
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-25, Class 1A6
0.789%, 2/25/35 (a)	136	30,986
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2005-AR1, Class 1A1
0.619%, 8/25/35 (a)	116	55,545
Series 2007-OA4, Class 1A1A
0.499%, 8/25/47 (a)	2,727	850,541
Homebanc Mortgage Trust
Series 2005-4, Class A2
0.639%, 10/25/35 (a)	3,645	1,034,094
Lehman XS Trust
Series 2007-2N, Class M1
0.649%, 2/25/37 (a)	3,602	22,763
MLCC Mortgage Investors, Inc.
Series 2004-A, Class A1
0.539%, 4/25/29 (a)	101	64,313

Mortgage Equity Conversion Asset Trust
Series 2007-FF2, Class A
0.47%, 2/25/42 (a)(b)	3,417	3,226,995
Sequoia Mortgage Trust
Series 2007-3, Class 1A1
0.516%, 7/20/36 (a)	3,298	2,058,974
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-5, Class A3
0.539%, 5/25/35 (a)	167	96,382
Series 2005-9, Class 2A1
1.839%, 5/25/35 (a)	945	326,851
Structured Asset Mortgage Investment, Inc.
Series 2004-AR5, Class 1A1
0.658%, 10/19/34 (a)	688	379,738
WaMu Mortgage Pass Through Certificates
Series 2006-AR11, Class 1A
2.399%, 9/25/46 (a)	3,462	1,284,892
Series 2006-AR4, Class 1A1B
2.379%, 5/25/46 (a)	1,382	234,878
Series 2006-AR9, Class 1AB2
0.529%, 8/25/46 (a)	4,202	1,310,489

		11,796,838

Agency Fixed Rate - 1.1%
Fannie Mae REMICS
Series 2005-86, Class WH
5.00%, 11/25/25	5,130	5,229,249
Series 2006-50, Class PA
5.00%, 4/25/27	5,510	5,651,559

		10,880,808

Non-Agency Fixed Rate - 0.7%
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2006-AB2, Class A7
5.961%, 6/25/36	426	407,163
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A1C1
5.25%, 8/25/36	1,281	981,610
Nomura Asset Acceptance Corp.
Series 2006-WF1, Class A2
5.755%, 6/25/36	6,125	5,258,932

		6,647,705

Agency Floating Rate - 0.4%
Federal National Mortgage Association
Series 2003-52, Class FV
1.309%, 5/25/31 (a)	2,309	2,319,999
Series 2003-W13, Class AV2
0.589%, 10/25/33 (a)	321	278,274

Freddie Mac Reference REMIC
Series 2006-R008, Class FK
0.744%, 7/15/23 (a)	1,424	1,399,524

		3,997,797

Non-Agency ARMS - 0.2%
Bear Stearns Alt-A Trust
Series 2006-1, Class 22A1
5.311%, 2/25/36 (g)	3,063	1,408,031

Total CMOs (cost $59,988,713)		34,731,179

GOVERNMENTS - TREASURIES - 1.1%
United States - 1.1%
U.S. Treasury Notes
2.375%, 8/31/10 (cost $10,219,307)	10,000	10,224,220

	Shares
SHORT-TERM INVESTMENTS - 0.1%
Investment Companies - 0.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (h) (cost $1,275,207)	1,275,207	1,275,207

Total Investments - 99.2% (cost $1,039,512,674) (i)		959,410,273
Other assets less liabilities - 0.8%		8,157,048

Net Assets - 100.0%		$967,567,321

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2009	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 10 Yr Futures	60	September 2009	$7,059,511	$7,020,000	$(39,511)
U.S. T-Note 2 Yr Futures	747	September 2009	161,843,914	161,958,937	115,023
Sold Contracts
U.S. T-Note 5 Yr Futures	541	September 2009	62,695,600	62,468,594	227,006

					$302,518

(a)	Floating Rate Security. Stated interest rate was in effect at May 31, 2009.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, the aggregate market value of these securities amounted to $32,199,306 or 3.3% of net assets.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2009.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.0% of net assets as of May 31, 2009, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
Nationstar NIM Trust Series 2007-A, Class A 9.97%, 3/25/37	4/4/2007	$35,213	$1,496	0.00%

(e)	Fair valued.
(f)	IO - Interest Only
(g)	Variable rate coupon, rate shown as of May 31, 2009.
(h)	Investment in affiliated money market mutual fund.
(i)	As of May 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $17,692,618 and gross unrealized depreciation of investments was $(97,795,019), resulting in net unrealized depreciation of $(80,102,401).

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of May 31, 2009, the fund’s total exposure to subprime investments was 5.83% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

An amount equivalent to U.S. $299,850 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2009.

Glossary:

ABS	- Asset-Backed Securities
ARMS	- Adjustable Rate Mortgages
CMBS	- Commercial Mortgage-Backed Securities
FRN	- Floating Rate Note
LP	- Limited Partnership
REIT	- Real Estate Investment Trust
REMIC	- Real Estate Mortgage Investment Conduit
TIPS	- Treasury Inflation Protected Security

FINANCIAL ACCOUNTING STANDARDS NO. 157

May 31, 2009 (unaudited)

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2009:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$1,275,207	$302,518
Level 2	889,344,600	– 0	–
Level 3	68,790,466	– 0	–

Total	$959,410,273	302,518

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities		Other Financial Instruments
Balance as of 8/31/08	$154,900,165			$170,001
Accrued discounts /premiums	15,172			—
Realized gain (loss)	(23,478,272)			958,622	*
Change in unrealized appreciation/depreciation	(21,453,995)			(170,001)
Net purchases (sales)	(41,192,604)			(958,622)
Net transfers in and/or out of Level 3	– 0	–		—

Balance as of 5/31/09	$68,790,466		$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 05/31/2009	$(34,069,627)		$	– 0	–

AllianceBernstein Pooling Portfolios

Intermediate Duration Bond Portfolio

Portfolio of Investments

May 31, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 35.4%
Industrial - 16.8%
Basic - 2.1%
ArcelorMittal
6.125%, 6/01/18	$3,570	$3,032,858
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16	3,132	3,498,109
Celulosa Arauco Y Constitucion
8.625%, 8/15/10	999	1,046,708
The Dow Chemical Co.
7.375%, 11/01/29	200	166,947
EI Du Pont de Nemours & Co.
5.875%, 1/15/14	1,539	1,672,948
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17	2,885	2,863,363
International Paper Co.
5.30%, 4/01/15	2,625	2,219,364
7.40%, 6/15/14	1,990	1,960,110
Packaging Corp. of America
5.75%, 8/01/13	1,329	1,220,346
PPG Industries, Inc.
5.75%, 3/15/13	3,190	3,231,620
Rio Tinto Finance USA Ltd.
6.50%, 7/15/18	3,260	3,209,858

		24,122,231

Capital Goods - 1.2%
Boeing Co.
6.00%, 3/15/19	2,635	2,811,456
Caterpillar Financial Services
4.50%, 6/15/09	2,246	2,247,480
John Deere Capital Corp.
5.25%, 10/01/12	2,660	2,793,109
Lafarge SA
6.15%, 7/15/11	2,204	2,161,910
Tyco International Finance SA
6.00%, 11/15/13	1,250	1,253,425
8.50%, 1/15/19	1,265	1,396,313

United Technologies Corp.
4.875%, 5/01/15	1,591	1,664,598

		14,328,291

Communications - Media - 1.6%
BSKYB Finance UK PLC
5.625%, 10/15/15 (a)	3,710	3,493,418
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	2,746	3,157,159
Comcast Cable Communications, Inc.
6.875%, 6/15/09	1,463	1,465,453
Comcast Corp.
5.50%, 3/15/11	2,767	2,894,323
News America Holdings, Inc.
6.55%, 3/15/33	1,383	1,139,206
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	1,345	1,445,271
RR Donnelley & Sons Co.
4.95%, 4/01/14	710	594,379
Time Warner Cable, Inc.
7.50%, 4/01/14	1,325	1,437,161
Time Warner Entertainment Co.
8.375%, 3/15/23	2,680	2,789,344
WPP Finance Corp.
5.875%, 6/15/14	376	291,341

		18,707,055

Communications - Telecommunications - 3.7%
AT&T Corp.
8.00%, 11/15/31	295	332,415
AT&T, Inc.
4.125%, 9/15/09	2,135	2,151,815
British Telecommunications PLC
8.625%, 12/15/10 (b)	3,066	3,253,866
Embarq Corp.
6.738%, 6/01/13	3,425	3,365,063
7.082%, 6/01/16	3,780	3,704,400
Pacific Bell Telephone Co.
6.625%, 10/15/34	6,250	5,742,762
Qwest Corp.
7.50%, 10/01/14	3,270	3,122,850
8.875%, 3/15/12	2,195	2,211,462
Telecom Italia Capital SA
4.00%, 1/15/10	2,995	3,000,640
6.375%, 11/15/33	375	305,496
US Cellular Corp.
6.70%, 12/15/33	4,720	4,211,373

Verizon Communications, Inc.
4.90%, 9/15/15	2,540	2,523,973
5.25%, 4/15/13	2,310	2,431,159
Verizon New Jersey, Inc.
Series A
5.875%, 1/17/12	2,259	2,365,914
Vodafone Group PLC
5.50%, 6/15/11	3,015	3,194,251

		41,917,439

Consumer Cyclical - Entertainment - 0.2%
The Walt Disney Co.
5.50%, 3/15/19	2,170	2,266,635

Consumer Cyclical - Other - 0.7%
Marriott International, Inc.
Series J
5.625%, 2/15/13	4,120	3,936,433
MDC Holdings, Inc.
5.50%, 5/15/13	4,540	4,289,215

		8,225,648

Consumer Non-Cyclical - 4.1%
Avon Products, Inc.
6.50%, 3/01/19	2,850	3,013,995
Baxter FinCo BV
4.75%, 10/15/10	2,678	2,798,497
Bottling Group LLC
6.95%, 3/15/14	2,315	2,614,830
Bunge Ltd. Finance Corp.
5.10%, 7/15/15	1,711	1,545,242
5.875%, 5/15/13	2,720	2,642,186
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)	3,480	3,463,094
Campbell Soup Co.
6.75%, 2/15/11	2,205	2,398,539
The Coca-Cola Co.
5.35%, 11/15/17	2,475	2,591,335
ConAgra Foods, Inc.
7.875%, 9/15/10	68	72,108
Diageo Capital PLC
7.375%, 1/15/14	2,340	2,600,620
Fisher Scientific International, Inc.
6.125%, 7/01/15	2,336	2,336,000
Fortune Brands, Inc.
4.875%, 12/01/13	2,016	1,882,623
Johnson & Johnson
5.55%, 8/15/17	2,390	2,560,323
Kraft Foods, Inc.
4.125%, 11/12/09	3,245	3,283,430

The Kroger Co.
6.80%, 12/15/18	2,175	2,304,732
PepsiCo, Inc./NC
4.65%, 2/15/13	2,505	2,638,251
Pfizer, Inc.
5.35%, 3/15/15	2,620	2,821,651
The Procter & Gamble Co.
4.70%, 2/15/19	2,607	2,589,327
Safeway, Inc.
6.50%, 3/01/11	453	477,844
Wyeth
5.50%, 2/01/14	2,212	2,366,252

		47,000,879

Energy - 1.4%
Amerada Hess Corp.
7.875%, 10/01/29	1,793	1,819,133
Apache Corp.
5.25%, 4/15/13	1,455	1,521,883
Baker Hughes, Inc.
6.50%, 11/15/13	1,300	1,425,701
Canadian Natural Resources Ltd.
5.15%, 2/01/13	1,220	1,248,572
Nabors Industries, Inc.
9.25%, 1/15/19 (a)	2,995	3,186,575
Noble Energy, Inc.
8.25%, 3/01/19	2,858	3,113,094
The Premcor Refining Group, Inc.
7.50%, 6/15/15	2,115	2,149,549
Weatherford International Ltd.
5.15%, 3/15/13	1,600	1,535,778

		16,000,285

Technology - 1.7%
Cisco Systems, Inc.
5.25%, 2/22/11	2,470	2,623,175
Computer Sciences Corp.
5.50%, 3/15/13	2,290	2,316,463
Dell, Inc.
5.625%, 4/15/14	1,645	1,735,972
Electronic Data Systems Corp.
Series B
6.00%, 8/01/13	3,850	4,142,230
International Business Machines Corp.
Series MTN
4.375%, 6/01/09	455	455,000
Motorola, Inc.
6.50%, 9/01/25	1,800	1,292,884
7.50%, 5/15/25	290	202,814
7.625%, 11/15/10	146	147,463

Oracle Corp.
5.00%, 1/15/11	2,480	2,608,667
Xerox Capital Trust I
8.00%, 2/01/27	4,410	3,417,750
Xerox Corp.
8.25%, 5/15/14	310	314,637

		19,257,055

Transportation - Railroads - 0.1%
Canadian Pacific Railway Co.
6.50%, 5/15/18	935	892,925

		192,718,443

Financial Institutions - 14.6%
Banking - 8.5%
American Express Centurion
Series MTN
4.375%, 7/30/09	2,567	2,570,794
American Express Co.
4.75%, 6/17/09	1,922	1,922,006
8.125%, 5/20/19	2,785	2,793,567
ANZ National International Ltd.
6.20%, 7/19/13 (a)	1,890	1,892,835
Bank of America Corp.
4.875%, 1/15/13	4,230	4,091,819
7.625%, 6/01/19	1,700	1,696,073
Bank of Tokyo-Mitsubishi UFJ L
7.40%, 6/15/11	170	175,773
Barclays Bank PLC
8.55%, 6/15/11 (a)(c)	961	586,210
The Bear Stearns Co., Inc.
5.55%, 1/22/17	5,410	4,985,088
Capital One Bank USA NA
5.00%, 6/15/09	4,275	4,275,722
Citigroup, Inc.
1.424%, 6/09/09 (d)	421	420,912
5.50%, 4/11/13	2,900	2,781,317
6.50%, 8/19/13	2,770	2,745,001
Compass Bank
5.50%, 4/01/20	4,989	3,724,483
Countrywide Home Loans, Inc.
Series MTNL
4.00%, 3/22/11	1,151	1,112,371
Credit Suisse First Boston USA, Inc.
5.50%, 8/15/13	1,128	1,143,472
Deutsche Bank AG London
5.00%, 10/12/10	2,730	2,812,099

The Goldman Sachs Group, Inc.
4.75%, 7/15/13	2,806	2,759,690
5.125%, 1/15/15	1,590	1,547,801
7.35%, 10/01/09	899	916,794
7.50%, 2/15/19	2,855	3,004,174
Huntington National Bank
4.375%, 1/15/10	517	509,787
JP Morgan Chase & Co.
6.75%, 2/01/11	2,925	3,069,059
JP Morgan Chase Capital XXV
Series Y
6.80%, 10/01/37	733	619,746
KeyBank NA
7.00%, 2/01/11	3,140	3,082,912
Marshall & Ilsley Bank
5.00%, 1/17/17	3,700	2,300,645
Marshall & Ilsley Corp.
4.375%, 8/01/09	3,377	3,334,146
5.626%, 8/17/09	2,022	2,001,355
Merrill Lynch & Co., Inc.
6.05%, 5/16/16	1,607	1,400,975
Morgan Stanley
6.60%, 4/01/12	2,565	2,671,681
Series MTN
5.625%, 1/09/12	3,940	4,018,619
National City Bank of Cleveland Ohio
6.25%, 3/15/11	4,245	4,166,510
Rabobank Nederland NV
11.00%, 6/30/19 (a)(c)	280	280,000
Regions Financial Corp.
6.375%, 5/15/12	4,250	3,794,434
SouthTrust Corp.
5.80%, 6/15/14	3,315	3,073,307
Standard Chartered PLC
6.409%, 1/30/17 (a)(c)	4,800	3,312,000
Suntrust Bank
Series CD
1.381%, 6/02/09 (d)	591	590,928
UBS Preferred Funding Trust I
8.622%, 10/01/10 (c)	2,319	1,509,082
UFJ Finance Aruba AEC
6.75%, 7/15/13	1,913	1,975,635
Union Bank of California
5.95%, 5/11/16	1,005	934,382
Union Planters Corp.
7.75%, 3/01/11	2,817	2,701,351

Wachovia Corp.
Series MTN
5.50%, 5/01/13	4,155	4,233,168

		97,537,723

Finance - 1.5%
General Electric Capital Corp.
4.80%, 5/01/13	2,795	2,761,331
Series MTNA
4.375%, 11/21/11	2,713	2,747,238
HSBC Finance Corp.
7.00%, 5/15/12	2,095	2,139,665
International Lease Finance Corp.
Series MTN
5.65%, 6/01/14	524	393,021
SLM Corp.
Series MTN
5.125%, 8/27/12	1,145	868,020
5.40%, 10/25/11	3,309	2,713,380
Series MTNA
5.375%, 1/15/13 - 5/15/14	8,395	6,122,330

		17,744,985

Insurance - 2.8%
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16	1,820	1,420,410
Assurant, Inc.
5.625%, 2/15/14	1,028	876,171
Berkshire Hathaway Finance Corp.
4.20%, 12/15/10	1,656	1,713,106
GE Global Insur
7.00%, 2/15/26	3,065	2,364,969
Genworth Financial, Inc.
Series MTN
6.515%, 5/22/18	4,100	2,182,930
Humana, Inc.
6.30%, 8/01/18	1,094	845,289
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)	2,683	2,052,838
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)	1,510	1,588,135
Principal Financial Group, Inc.
7.875%, 5/15/14	2,220	2,223,121
Prudential Financial, Inc.
Series MTN
5.15%, 1/15/13	2,545	2,393,567
UnitedHealth Group, Inc.
4.125%, 8/15/09	1,589	1,592,647
5.25%, 3/15/11	4,300	4,417,880

WellPoint, Inc.
4.25%, 12/15/09	4,327	4,383,589
XL Capital Ltd.
5.25%, 9/15/14	4,520	3,685,115

		31,739,767

REITS - 1.8%
ERP Operating LP
5.25%, 9/15/14	4,570	4,155,241
HCP, Inc.
6.00%, 1/30/17	4,630	3,879,190
Health Care REIT, Inc.
6.20%, 6/01/16	3,980	3,294,186
Healthcare Realty Trust, Inc.
5.125%, 4/01/14	2,373	2,002,489
Simon Property Group LP
5.00%, 3/01/12	4,335	4,201,998
5.625%, 8/15/14	3,236	3,048,435

		20,581,539

		167,604,014

Utility - 3.2%
Electric - 2.0%
Carolina Power & Light Co.
6.50%, 7/15/12	2,595	2,753,648
Exelon Corp.
6.75%, 5/01/11	1,295	1,349,335
FirstEnergy Corp.
Series B
6.45%, 11/15/11	1,300	1,360,204
Series C
7.375%, 11/15/31	2,291	1,987,067
FPL Group Capital, Inc.
5.625%, 9/01/11	2,855	3,059,244
MidAmerican Energy Holdings Co.
5.875%, 10/01/12	2,093	2,185,615
Nisource Finance Corp.
6.80%, 1/15/19	4,345	3,892,929
7.875%, 11/15/10	1,656	1,685,208
Pacific Gas & Electric Co.
4.80%, 3/01/14	1,700	1,759,779
The Southern Co.
Series A
5.30%, 1/15/12	999	1,047,940
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (a)	1,447	1,428,839

		22,509,808

Natural Gas - 1.0%
Duke Energy Field Services Corp.
7.875%, 8/16/10	506	517,472
Energy Transfer Partners LP
6.70%, 7/01/18	1,730	1,665,158
7.50%, 7/01/38	4,135	3,889,335
Enterprise Products Operating LLC
Series B
5.60%, 10/15/14	1,278	1,256,147
Williams Co., Inc.
7.125%, 9/01/11	2,285	2,307,759
8.125%, 3/15/12	1,645	1,682,276

		11,318,147

Other Utility - 0.2%
Veolia Environnement
6.00%, 6/01/18	2,785	2,724,549

		36,552,504

Non Corporate Sectors - 0.8%
Agencies - Not Government Guaranteed - 0.8%
Gaz Capital SA
6.212%, 11/22/16 (a)	7,890	6,607,875
TransCapitalInvest Ltd. for OJSC AK Transneft
8.70%, 8/07/18 (a)	3,055	2,932,800

		9,540,675

Total Corporates - Investment Grades (cost $424,810,217)		406,415,636

MORTGAGE PASS-THRU’S - 17.4%
Agency Fixed Rate 30-Year - 16.9%
Federal Home Loan Mortgage Corp. Gold
Series 2005
4.50%, 8/01/35 - 10/01/35	3,516	3,543,537
Series 2006
4.50%, 1/01/36 - 5/01/36	179	179,953
Series 2007
5.50%, 7/01/35	5,203	5,400,383
Series 2008
6.50%, 5/01/35	5,308	5,710,931
Federal National Mortgage Association
Series 2003
5.00%, 11/01/33	14,793	15,204,077
5.50%, 4/01/33 - 7/01/33	19,140	19,873,603
Series 2004
5.50%, 4/01/34 - 11/01/34	14,717	15,274,407
Series 2005
4.50%, 8/01/35 - 10/01/35	23,168	23,392,932
5.50%, 2/01/35	3,570	3,706,959
6.00%, 4/01/35	11,590	12,233,853

Series 2006
5.00%, 1/01/36 - 2/01/36	18,869	19,364,768
6.238%, 3/01/36	2,460	2,564,628
Series 2007
4.50%, 9/01/35 - 8/01/37	13,560	13,713,938
5.50%, 8/01/37	26,099	27,099,132
Series 2008
6.00%, 3/01/37	25,657	26,937,058

		194,200,159

Agency ARMS - 0.5%
Federal Home Loan Mortgage Corp.
Series 2007
5.974%, 2/01/37 (d)	5,446	5,697,276

Total Mortgage Pass-Thru’s (cost $190,098,941)		199,897,435

COMMERCIAL MORTGAGE-BACKED SECURITIES - 14.1%
Non-Agency Fixed Rate CMBS - 14.0%
Banc of America Commercial Mortgage, Inc.
Series 2001-PB1, Class A2
5.787%, 5/11/35	809	823,146
Series 2004-4, Class A3
4.128%, 7/10/42	929	920,889
Series 2004-6, Class A2
4.161%, 12/10/42	3,668	3,641,562
Series 2006-5, Class A4
5.414%, 9/10/47	7,680	6,314,680
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2005-PWR7, Class A3
5.116%, 2/11/41	2,500	2,219,592
Series 2005-T18, Class A4
4.933%, 2/13/42	4,235	3,713,983
Series 2006-PW12, Class A4
5.72%, 9/11/38	2,285	1,980,874
Series 2007-PW18, Class A4
5.70%, 6/11/50	6,455	5,292,390
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class A4
6.096%, 12/10/49	8,585	6,964,835
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46	3,065	2,437,876
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3
5.467%, 9/15/39	6,475	4,815,926
Series 2006-C5, Class A3
5.311%, 12/15/39	4,500	3,328,598

CS First Boston Mortgage Securities Corp.
Series 2003-CK2, Class A2
3.861%, 3/15/36	55	54,647
Series 2005-C1, Class A4
5.014%, 2/15/38	1,516	1,278,402
GE Capital Commercial Mortgage Corp.
Series 2005-C3, Class A3FX
4.863%, 7/10/45	3,265	3,196,119
Greenwich Capital Commercial Funding Corp.
Series 2003-C1, Class A4
4.111%, 7/05/35	1,102	1,034,614
Series 2005-GG3, Class A2
4.305%, 8/10/42	1,770	1,721,426
Series 2005-GG3, Class A4
4.799%, 8/10/42	1,970	1,713,221
Series 2007-GG11, Class A4
5.736%, 12/10/49	1,470	1,155,331
GS Mortgage Securities Corp. II
Series 2006-GG8, Class A2
5.479%, 11/10/39	8,400	7,927,350
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-C1, Class A2
4.302%, 1/15/38	1,720	1,565,387
Series 2005-LDP1, Class A4
5.038%, 3/15/46	1,846	1,636,890
Series 2005-LDP3, Class A2
4.851%, 8/15/42	2,810	2,683,313
Series 2005-LDP4, Class A2
4.79%, 10/15/42	1,275	1,260,468
Series 2007-LD11, Class A2
5.804%, 6/15/49	9,010	8,281,726
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A4
4.166%, 5/15/32	4,900	4,517,770
Series 2004-C2, Class A4
4.367%, 3/15/36	7,760	6,602,234
Series 2004-C4, Class A4
5.23%, 6/15/29	6,015	5,238,383
Series 2005-C7, Class A4
5.197%, 11/15/30	2,380	2,044,718
Series 2006-C6, Class A4
5.372%, 9/15/39	8,090	6,586,541
Series 2007-C1, Class A4
5.424%, 2/15/40	5,725	4,233,607
Series 2008-C1, Class A2
6.149%, 4/15/41	4,785	3,991,432

Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class A6
5.242%, 11/12/37		2,100	1,859,056
Series 2005-MKB2, Class A2
4.806%, 9/12/42		2,230	2,207,379
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-1, Class A2
5.439%, 2/12/39		5,385	5,158,022
Series 2006-2, Class A4
5.909%, 6/12/46		3,075	2,646,149
Morgan Stanley Capital I
Series 2004-HQ4, Class A5
4.59%, 4/14/40		6,500	6,132,175
Series 2005-HQ5, Class A4
5.168%, 1/14/42		5,186	4,759,171
Series 2007-HQ13, Class A3
5.569%, 12/15/44		8,155	6,097,147
Series 2007-IQ15, Class A4
5.881%, 6/11/49		4,030	3,274,029
Series 2007-T27, Class A4
5.65%, 6/11/42		9,860	8,235,200
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class A3
5.765%, 7/15/45		8,565	6,781,126
Series 2007-C32, Class A3
5.741%, 6/15/49		6,885	4,848,465

			161,175,849

Non-Agency Floating Rate CMBS - 0.1%
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
0.854%, 3/06/20 (a)(d)		1,855	1,257,406

Total Commercial Mortgage-Backed Securities (cost $188,790,329)			162,433,255

GOVERNMENTS - TREASURIES - 14.1%
Hungary - 0.5%
Hungary Government Bond
Series 12/C
6.00%, 10/24/12	HUF	1,317,000	5,737,950

Sweden - 1.5%
Sweden Government Bond
Series 1045
5.25%, 3/15/11	SEK	60,215	8,520,259
Series 1046
5.50%, 10/08/12		56,830	8,300,920

			16,821,179

United States - 12.1%
U.S. Treasury Bonds
3.75%, 11/15/18	$18,905	19,321,477
4.50%, 2/15/36	7,670	7,848,565
8.75%, 5/15/17	6,030	8,315,274
U.S. Treasury Notes
0.875%, 2/28/11	74,805	74,889,530
1.75%, 1/31/14	29,430	28,820,799

		139,195,645

Total Governments - Treasuries (cost $161,943,838)		161,754,774

AGENCIES - 2.7%
Agency Debentures - 2.7%
Federal Home Loan Mortgage Corp.
1.625%, 4/26/11	14,795	14,950,244
Federal National Mortgage Association
6.25%, 5/15/29	12,375	14,365,841
6.625%, 11/15/30	1,710	2,084,717

Total Agencies (cost $31,487,297)		31,400,802

CORPORATES - NON-INVESTMENT GRADES - 2.2%
Industrial - 1.5%
Basic - 0.4%
United States Steel Corp.
5.65%, 6/01/13	3,901	3,397,205
7.00%, 2/01/18	1,260	1,047,945
Westvaco Corp.
8.20%, 1/15/30	670	564,262

		5,009,412

Capital Goods - 0.7%
Masco Corp.
4.80%, 6/15/15	4,795	3,869,642
6.125%, 10/03/16	5,040	4,116,299

		7,985,941

Consumer Cyclical - Other - 0.3%
Wyndham Worldwide Corp.
6.00%, 12/01/16	4,535	3,398,683

Transportation - Airlines - 0.1%
UAL Pass Through Trust Series 2007-1
Series 071A
6.636%, 7/02/22	1,722	1,240,133

		17,634,169

Financial Institutions - 0.7%
Banking - 0.3%
BankAmerica Capital II
Series 2
8.00%, 12/15/26	1,950	1,501,001

RBS Capital Trust III
5.512%, 9/29/49 (c)	562	230,420
Zions Banc Corp.
5.50%, 11/16/15	1,420	969,527

		2,700,948

Finance - 0.4%
American General Finance Corp.
Series MTNG
5.375%, 9/01/09	1,705	1,607,617
CIT Group, Inc.
5.85%, 9/15/16	4,960	3,273,650

		4,881,267

		7,582,215

Total Corporates - Non-Investment Grades (cost $30,900,793)		25,216,384

INFLATION-LINKED SECURITIES - 2.1%
United States - 2.1%
U.S. Treasury Notes
3.00%, 7/15/12 (TIPS) (cost $24,902,764)	23,026	24,522,612

GOVERNMENTS - SOVEREIGN BONDS - 1.8%
Brazil - 0.9%
Republic of Brazil
8.25%, 1/20/34	8,475	9,979,312

Peru - 0.6%
Republic of Peru
8.375%, 5/03/16	1,995	2,300,235
9.875%, 2/06/15	4,245	5,200,125

		7,500,360

Russia - 0.3%
Russian Federation
7.50%, 3/31/30 (a)	3,567	3,558,442

Total Governments - Sovereign Bonds (cost $19,652,948)		21,038,114

GOVERNMENTS - SOVEREIGN AGENCIES - 1.6%
Germany - 0.5%
Kreditanstalt fuer Wiederaufbau
5.125%, 3/14/16	2,795	2,956,308
Landwirtschaftliche Rentenbank
5.125%, 2/01/17	2,695	2,848,210

		5,804,518

South Korea - 0.1%
Korea Development Bank
4.625%, 9/16/10	1,335	1,347,238

United Kingdom - 1.0%
Barclays Bank PLC
Series EMTN
2.875%, 12/23/11	GBP	3,095	5,080,052
The Royal Bank of Scotland PLC
2.625%, 5/11/12 (a)		$6,000	6,062,742

			11,142,794

Total Governments - Sovereign Agencies (cost $17,504,714)			18,294,550

QUASI-SOVEREIGNS - 1.4%
Russia - 1.4%
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (a)		4,470	3,844,200
7.75%, 5/29/18 (a)		13,270	11,943,000

Total Quasi-Sovereigns (cost $17,195,595)			15,787,200

CMOS - 1.2%
Non-Agency ARMS - 0.9%
Bear Stearns Alt-A Trust
Series 2006-1, Class 22A1
5.311%, 2/25/36 (c)		3,257	1,497,318
Series 2006-3, Class 22A1
5.964%, 5/25/36 (c)		1,495	701,410
Series 2007-1, Class 21A1
5.679%, 1/25/47 (c)		2,211	960,402
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.122%, 5/25/35 (c)		3,649	2,703,855
Series 2006-AR1, Class 3A1
5.50%, 3/25/36 (d)		3,954	2,187,783
Deutsche Mortgage Securities, Inc.
Series 2005-WF1, Class 1A1
5.112%, 6/26/35 (a)		1,645	1,460,828
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
5.893%, 5/25/36 (c)		1,917	766,372

			10,277,968

Non-Agency Floating Rate - 0.3%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
2.439%, 12/25/35 (d)		1,467	616,069
Series 2006-OA14, Class 3A1
2.289%, 11/25/46 (d)		4,808	1,719,688

Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-25, Class M1
0.839%, 2/25/35 (d)	2,984	168,719
JP Morgan Alternative Loan Trust
Series 2006-S1, Class 3A1
0.419%, 3/25/36 (d)	146	137,034

		2,641,510

Agency Floating Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.684%, 5/28/35 (d)	392	336,964

Total CMOs (cost $27,876,346)		13,256,442

ASSET-BACKED SECURITIES - 0.9%
Credit Cards - Fixed Rate - 0.4%
Capital One Multi-Asset Execution Trust
Series 2008-A5, Class A5
4.85%, 2/18/14	4,150	4,292,458

Home Equity Loans - Floating Rate - 0.3%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.563%, 12/25/32 (d)	752	488,042
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AMC4, Class M1
0.579%, 5/25/37 (d)	3,715	113,679
GE-WMC Mortgage Securities LLC
Series 2005-2, Class A2B
0.479%, 12/25/35 (d)	163	154,029
HFC Home Equity Loan Asset Backed Certificates
Series 2005-3, Class A1
0.576%, 1/20/35 (d)	952	579,199
Lehman XS Trust
Series 2005-4, Class 1M1
0.809%, 10/25/35 (d)	4,865	228,805
Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-1, Class A2A
0.429%, 4/25/37 (d)	2,059	1,723,789
Option One Mortgage Loan Trust
Series 2006-3, Class M1
0.539%, 2/25/37 (d)	1,785	30,142
RAAC Series
Series 2006-SP3, Class A1
0.389%, 8/25/36 (d)	313	288,005
Residential Asset Mortgage Products, Inc.
Series 2005-RS3, Class AIA2
0.479%, 3/25/35 (d)	136	127,105
Series 2005-RZ1, Class A2
0.509%, 4/25/35 (d)	278	266,738

		3,999,533

Home Equity Loans - Fixed Rate - 0.1%
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33	716	467,504
Credit-Based Asset Servicing and Securitization LLC
Series 2005-CB7, Class AF2
5.147%, 11/25/35	62	61,429
Home Equity Mortgage Trust
Series 2005-4, Class A3
4.742%, 1/25/36	157	155,496
Residential Funding Mortgage Securities II, Inc.
Series 2005-HI2, Class A3
4.46%, 5/25/35	93	91,333

		775,762

Other ABS - Fixed Rate - 0.1%
DB Master Finance, LLC
Series 2006-1, Class A2
5.779%, 6/20/31 (a)	1,000	768,453

Other ABS - Floating Rate - 0.0%
Petra CRE CDO Ltd.
Series 2007-1A, Class C
1.409%, 2/25/47 (a)(d)	2,220	44,400
SLM Student Loan Trust
Series 2003-C, Class A1
1.42%, 9/15/16 (d)	244	231,897

		276,297

Total Asset-Backed Securities (cost $23,663,031)		10,112,503

SUPRANATIONALS - 0.4%
European Investment Bank
4.875%, 2/15/36	1,970	1,855,780
International Bank for Reconstruction & Development
9.25%, 7/15/17	2,340	3,188,905

Total Supranationals (cost $5,098,019)		5,044,685

	Shares
SHORT-TERM INVESTMENTS - 4.0%
Investment Companies - 4.0%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (e) (cost $45,342,303)	45,342,303	45,342,303

Total Investments - 99.3%
(cost $1,209,267,135) (f)		1,140,516,695
Other assets less liabilities - 0.7%		8,358,083

Net Assets - 100.0%		$1,148,874,778

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	$11,500	9/17/13	3 Month LIBOR	3.565%	$540,465

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2009	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 10 Yr Futures	205	September 2009	$24,119,997	$23,985,000	$(134,997)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
British Pound settling 6/22/09	9,866	$14,843,565	$15,945,544	$1,101,979
British Pound settling 6/22/09	4,147	6,326,981	6,701,549	374,568
Sale Contracts:
British Pound settling 6/22/09	17,026	24,755,292	27,517,307	(2,762,015)
Hungarian Forint settling 7/13/09	1,212,727	5,972,551	5,987,935	(15,384)
Swedish Krona settling 7/28/09	130,312	17,228,878	17,218,213	10,665

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, the aggregate market value of these securities amounted to $59,764,090 or 5.2% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2009.
(c)	Variable rate coupon, rate shown as of May 31, 2009.
(d)	Floating Rate Security. Stated interest rate was in effect at May 31, 2009.
(e)	Investment in affiliated money market mutual fund.
(f)	As of May 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $20,183,614 and gross unrealized depreciation of investments was $(88,934,054), resulting in net unrealized depreciation of $(68,750,440).

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of May 31, 2009, the fund’s total exposure to subprime investments was 1.18% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

An amount equivalent to U.S. $369,000 has been segregated to collateralize margin requirements for the “open futures contract” at May 31, 2009.

Please note: The issuer classifications presented herein are based on the Barclays Capital Fixed Income Indices developed by Barclays Capital. The fund components are divided either into duration, country, bond ratings or corporate sectors as classified by Barclays Capital.

Currency Abbreviations:

GBP	- Great British Pound
HUF	- Hungarian Forint
SEK	- Swedish Krona

Glossary:

ABS	- Asset-Backed Securities
ARMS	- Adjustable Rate Mortgages
CMBS	- Commercial Mortgage-Backed Securities
LIBOR	- London Interbank Offered Rates
LP	- Limited Partnership
OJSC	- Open Joint Stock Company
REIT	- Real Estate Investment Trust
TIPS	- Treasury Inflation Protected Security

FINANCIAL ACCOUNTING STANDARDS NO. 157

May 31, 2009 (unaudited)

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2009:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$45,342,303	$(134,997)
Level 2	1,035,427,713	(749,722)
Level 3	59,746,679	– 0	–

Total	$1,140,516,695	$(884,719)

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 8/31/08	$63,049,536		$4,237,752
Accrued discounts /premiums	47,518		—
Realized gain (loss)	(800,385)		7,377,760	*
Change in unrealized appreciation/depreciation	(6,908,865)		(4,237,752)
Net purchases (sales)	155,192		(7,377,760)
Net transfers in and/or out of Level 3	4,203,683		—

Balance as of 5/31/09	$59,746,679	$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 05/31/2009	$(7,313,622)	$	– 0	–

AllianceBernstein Pooling Portfolios

Inflation Protected Securities Portfolio

Portfolio of Investments

May 31, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
INFLATION-LINKED SECURITIES - 98.6%
United States - 98.6%
U.S. Treasury Notes
1.625%, 1/15/15 - 1/15/18 (TIPS)	$104,288	$104,684,279
1.875%, 7/15/13 - 7/15/15 (TIPS)	100,418	103,245,940
2.00%, 7/15/14 - 1/15/26 (TIPS)	101,266	103,447,514
2.125%, 1/15/19 (TIPS)	32,147	33,522,852
2.375%, 1/15/17 (TIPS)	42,641	44,812,745
3.00%, 7/15/12 (TIPS)	60,176	64,087,608
3.375%, 1/15/12 (TIPS)	47,865	51,081,260
3.50%, 1/15/11 (TIPS)	9,123	9,530,274

Total Inflation-Linked Securities (cost $498,161,791)		514,412,472

	Shares
SHORT-TERM INVESTMENTS - 0.6%
Investment Companies - 0.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (a) (cost $3,070,521)	3,070,521	3,070,521

Total Investments - 99.2% (cost $501,232,312) (b)		517,482,993
Other assets less liabilities - 0.8%		4,141,237

Net Assets - 100.0%		$521,624,230

(a)	Investment in affiliated money market mutual fund.
(b)	As of May 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $16,747,088 and gross unrealized depreciation of investments was $(496,407), resulting in net unrealized appreciation of $16,250,681.

Glossary:

TIPS	- Treasury Inflation Protected Security

FINANCIAL ACCOUNTING STANDARDS NO. 157

May 31, 2009 (unaudited)

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$3,070,521		$	– 0	–
Level 2	514,412,472			– 0	–
Level 3	– 0	–		– 0	–

Total	$517,482,993		$	– 0	–

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

AllianceBernstein Pooling Portfolios

High Yield Portfolio

Portfolio of Investments

May 31, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 77.1%
Industrial - 54.9%
Basic - 4.2%
Arch Western Finance LLC
6.75%, 7/01/13	$670	$609,700
Domtar Corp.
7.125%, 8/15/15	2,500	2,075,000
Georgia-Pacific Corp.
7.00%, 1/15/15 (a)	405	382,725
7.125%, 1/15/17 (a)	595	559,300
Georgia-Pacific LLC
8.25%, 5/01/16 (a)	375	369,375
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
5.383%, 11/15/14 (b)	525	189,000
9.75%, 11/15/14	525	225,750
Huntsman International LLC
7.875%, 11/15/14	975	667,875
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)	1,575	488,250
Jefferson Smurfit Corp. US
8.25%, 10/01/12 (c)	630	198,450
Momentive Performance Materials, Inc.
10.125%, 12/01/14 (d)	880	264,121
NewMarket Corp.
7.125%, 12/15/16	615	541,200
NewPage Corp.
10.00%, 5/01/12	1,647	922,320
Novelis, Inc.
7.25%, 2/15/15	2,190	1,439,925
Peabody Energy Corp.
5.875%, 4/15/16	900	789,750
7.375%, 11/01/16	1,095	1,042,987
Series B
6.875%, 3/15/13	1,315	1,268,975
Smurfit-Stone Container Enterprises, Inc.
8.00%, 3/15/17 (c)	2,650	861,250

Steel Capital SA for OAO Severstal
9.25%, 4/19/14 (a)	1,938	1,596,428
Steel Dynamics Inc.
8.25%, 4/15/16 (a)	2,730	2,327,325
United States Steel Corp.
7.00%, 2/01/18	1,825	1,517,856

		18,337,562

Capital Goods - 5.9%
Alion Science and Technology Corp.
10.25%, 2/01/15	270	69,187
AMH Holdings, Inc.
11.25%, 3/01/14 (e)	1,635	523,200
Berry Plastics Holding Corp.
8.875%, 9/15/14	1,260	1,001,700
Bombardier, Inc.
6.30%, 5/01/14 (a)	3,015	2,638,125
8.00%, 11/15/14 (a)	2,120	1,955,700
Case Corp.
7.25%, 1/15/16	1,435	1,284,325
Case New Holland, Inc.
7.125%, 3/01/14	2,990	2,773,225
Crown Americas
7.625%, 11/15/13	1,000	975,000
Hanson Australia Funding Ltd.
5.25%, 3/15/13	2,824	1,959,291
Hanson Ltd.
6.125%, 8/15/16	706	476,550
L-3 Communications Corp.
5.875%, 1/15/15	1,828	1,626,920
Masco Corp.
6.125%, 10/03/16	1,420	1,159,751
Owens Brockway Glass Container, Inc.
6.75%, 12/01/14	2,530	2,397,175
Owens Corning, Inc.
6.50%, 12/01/16	1,210	1,052,774
7.00%, 12/01/36	1,555	1,104,120
Plastipak Holdings, Inc.
8.50%, 12/15/15 (a)	990	846,450
Sequa Corp.
11.75%, 12/01/15 (a)	1,015	451,675
Terex Corp.
8.00%, 11/15/17	786	636,660
United Rentals North America, Inc.
6.50%, 2/15/12	1,155	1,079,925
7.75%, 11/15/13	2,075	1,691,125

		25,702,878

Communications - Media - 6.2%
Allbritton Communications Co.
7.75%, 12/15/12	1,351	942,323
Cablevision Systems Corp.
Series B
8.00%, 4/15/12	2,387	2,345,228
CCH I LLC
11.00%, 10/01/15 (c)	2,200	253,000
11.75%, 5/15/14 (c)(e)	9,037	79,074
Central European Media Enterprises Ltd.
8.25%, 5/15/12 (a)	EUR 398	444,495
Charter Communications Operations LLC
10.00%, 4/30/12 (a)	$1,800	1,728,000
Clear Channel Communications, Inc.
5.50%, 9/15/14	5,809	900,395
5.75%, 1/15/13	3,641	655,380
CSC Holdings, Inc.
6.75%, 4/15/12	1,565	1,510,225
7.625%, 7/15/18	1,535	1,427,550
7.875%, 2/15/18	640	603,200
Dex Media West LLC
Series B
8.50%, 8/15/10 (c)	444	330,780
DirecTV Holdings LLC
6.375%, 6/15/15	1,311	1,193,010
Echostar DBS Corp.
6.375%, 10/01/11	580	560,425
6.625%, 10/01/14	970	880,275
7.125%, 2/01/16	1,150	1,058,000
Lamar Media Corp.
6.625%, 8/15/15	890	756,500
Liberty Media Corp.
5.70%, 5/15/13	545	464,612
LIN Television Corp.
6.50%, 5/15/13	725	502,062
Nielsen Finance LLC / Nielsen Finance Co.
12.50%, 8/01/16 (e)	755	483,200
Quebecor Media, Inc.
7.75%, 3/15/16	2,755	2,445,062
Rainbow National Services LLC
8.75%, 9/01/12 (a)	1,224	1,237,770
10.375%, 9/01/14 (a)	473	487,781
RH Donnelley Corp.
Series A-1
6.875%, 1/15/13 (c)	705	49,350
Series A-2
6.875%, 1/15/13 (c)	2,248	157,360

Series A-3
8.875%, 1/15/16 (c)	2,740	191,800
Series A-4
8.875%, 10/15/17 (c)	6,350	444,500
Sirius Satellite Radio, Inc.
9.625%, 8/01/13	545	352,888
Umbrella Acquisition
9.75%, 3/15/15 (a)(d)	2,260	700,600
Univision Communications, Inc.
7.85%, 7/15/11	1,190	1,053,150
WDAC Subsidiary Corp.
8.375%, 12/01/14 (a)	982	206,220
WMG Holdings Corp.
9.50%, 12/15/14 (e)	3,196	2,540,820

		26,985,035

Communications - Telecommunications - 6.1%
American Tower Corp.
7.00%, 10/15/17	310	299,150
Cincinnati Bell, Inc.
8.375%, 1/15/14	1,740	1,646,475
Cricket Communications, Inc.
9.375%, 11/01/14	2,085	2,074,575
Digicel Ltd.
9.25%, 9/01/12 (a)	2,227	2,126,785
Fairpoint Communications, Inc.
13.125%, 4/01/18	1,885	645,612
Frontier Communications Corp.
6.25%, 1/15/13	627	587,029
9.00%, 8/15/31	1,145	966,094
Inmarsat Finance PLC
7.625%, 6/30/12	1,835	1,791,419
10.375%, 11/15/12 (f)	1,037	1,070,702
Intelsat Bermuda Ltd.
11.25%, 6/15/16	2,112	2,164,800
Level 3 Financing, Inc.
8.75%, 2/15/17	2,360	1,660,850
9.25%, 11/01/14	1,200	937,500
Mobile Telesystems Finance SA
8.00%, 1/28/12 (a)	500	482,500
Qwest Capital Funding, Inc.
7.25%, 2/15/11	2,529	2,453,130
Qwest Communications International, Inc.
7.50%, 2/15/14	350	322,000
Sprint Capital Corp.
6.875%, 11/15/28	3,815	2,670,500
8.75%, 3/15/32	1,180	932,200

Sprint Nextel Corp.
6.00%, 12/01/16	1,000	812,500
Time Warner Telecom Holdings, Inc.
9.25%, 2/15/14	740	741,850
Windstream Corp.
8.125%, 8/01/13	964	948,335
8.625%, 8/01/16	1,070	1,051,275

		26,385,281

Consumer Cyclical - Automotive - 3.4%
Affinia Group, Inc.
9.00%, 11/30/14	45	29,138
Allison Transmission, Inc.
11.00%, 11/01/15 (a)	560	436,800
Ford Motor Credit Co.
3.889%, 1/13/12 (b)	2,785	2,200,150
7.00%, 10/01/13	4,474	3,610,335
8.00%, 12/15/16	4,165	3,344,670
General Motors Corp.
8.25%, 7/15/23 (c)	4,155	373,950
8.375%, 7/15/33 (c)	6,705	603,450
The Goodyear Tire & Rubber Co.
8.625%, 12/01/11	550	534,875
9.00%, 7/01/15	1,307	1,248,185
Keystone Automotive Operations, Inc.
9.75%, 11/01/13	1,436	473,880
Lear Corp.
Series B
5.75%, 8/01/14	1,225	425,687
8.50%, 12/01/13	370	96,200
8.75%, 12/01/16	3,010	782,600
Tenneco, Inc.
8.625%, 11/15/14	1,205	741,075
Visteon Corp.
7.00%, 3/10/14 (c)	1,795	89,750

		14,990,745

Consumer Cyclical - Entertainment - 0.1%
AMC Entertainment, Inc.
11.00%, 2/01/16	520	522,600

Consumer Cyclical - Other - 7.2%
Beazer Homes USA, Inc.
8.375%, 4/15/12	1,500	810,000
Boyd Gaming Corp.
7.75%, 12/15/12	737	678,040
Broder Brothers Co.
Series B
11.25%, 10/15/10 (c)	642	202,230

DR Horton, Inc.
4.875%, 1/15/10	250	245,625
6.50%, 4/15/16	1,680	1,436,400
Gaylord Entertainment Co.
8.00%, 11/15/13	1,307	1,076,641
Greektown Holdings LLC
10.75%, 12/01/13 (a)(c)	850	59,500
Harrah’s Operating Co., Inc.
5.75%, 10/01/17	514	205,600
6.50%, 6/01/16	5,352	2,140,800
10.75%, 2/01/16	5,146	2,778,840
Host Hotels & Resorts LP
6.875%, 11/01/14	385	348,425
Series Q
6.75%, 6/01/16	1,935	1,664,100
KB Home
6.375%, 8/15/11	600	576,000
Levi Strauss & Co.
8.875%, 4/01/16	742	697,480
MGM Mirage
6.625%, 7/15/15	3,952	2,553,980
7.625%, 1/15/17	3,250	2,080,000
8.375%, 2/01/11	1,024	855,040
Mohegan Tribal Gaming Auth
7.125%, 8/15/14	1,155	796,950
Penn National Gaming, Inc.
6.875%, 12/01/11	1,496	1,451,120
Pulte Homes, Inc.
5.25%, 1/15/14	590	504,450
Royal Caribbean Cruises Ltd.
7.00%, 6/15/13	2,385	1,985,512
8.75%, 2/02/11	846	803,700
Six Flags Operations, Inc.
9.625%, 6/01/14	763	118,265
12.25%, 7/15/16 (a)	316	225,940
Starwood Hotels & Resorts Worldwide, Inc.
6.25%, 2/15/13	2,110	1,930,650
7.875%, 5/01/12	539	524,178
Station Casinos, Inc.
6.625%, 3/15/18 (c)	3,610	108,300
Turning Stone Resort Casino Enterprise
9.125%, 12/15/10 (a)	1,097	1,009,240
Universal City Development Partners
11.75%, 4/01/10	610	585,600
Universal City Florida Holding Co.
8.375%, 5/01/10	630	450,450

William Lyon Homes, Inc.
10.75%, 4/01/13	1,597	447,160
Wynn Las Vegas LLC/Corp.
6.625%, 12/01/14	2,135	1,828,094

		31,178,310

Consumer Cyclical - Restaurants - 0.0%
Sbarro, Inc.
10.375%, 2/01/15	415	231,363

Consumer Cyclical - Retailers - 2.4%
Autonation, Inc.
3.131%, 4/15/13 (b)	175	152,250
Burlington Coat Factory Warehouse Corp.
11.125%, 4/15/14	555	402,375
Couche-Tard US/Finance
7.50%, 12/15/13	1,006	993,425
Dollar General Corp.
10.625%, 7/15/15	510	539,325
GSC Holdings Corp.
8.00%, 10/01/12	1,290	1,294,837
Limited Brands, Inc.
5.25%, 11/01/14	1,028	857,028
6.90%, 7/15/17	845	717,399
Macy's Retail Holdings, Inc.
5.75%, 7/15/14	1,460	1,226,666
5.90%, 12/01/16	1,495	1,258,246
Michaels Stores, Inc.
10.00%, 11/01/14	1,345	968,400
11.375%, 11/01/16	1,165	634,925
Rite Aid Corp.
6.875%, 8/15/13	2,080	1,341,600

		10,386,476

Consumer Non-Cyclical - 6.6%
Aramark Corp.
8.50%, 2/01/15	1,710	1,630,912
Bausch & Lomb, Inc.
9.875%, 11/01/15	740	675,250
Biomet, Inc.
11.625%, 10/15/17	1,220	1,201,700
Catalent Pharma Solutions, Inc.
9.50%, 4/15/15	1,240	477,400
Community Health Systems, Inc.
8.875%, 7/15/15	2,391	2,364,101
DaVita, Inc.
6.625%, 3/15/13	950	890,625
7.25%, 3/15/15	719	675,860
Dean Foods Co.
7.00%, 6/01/16	921	863,438

Del Monte Corp.
6.75%, 2/15/15	395	374,263
Elan Finance PLC/CRP
7.75%, 11/15/11	2,825	2,542,500
Hanger Orthopedic Group, Inc.
10.25%, 6/01/14	670	693,450
HCA, Inc.
6.375%, 1/15/15	3,948	3,049,830
6.50%, 2/15/16	1,520	1,162,800
6.75%, 7/15/13	1,650	1,390,125
9.25%, 11/15/16	500	491,250
9.625%, 11/15/16 (d)	2,803	2,683,872
Healthsouth Corp.
10.75%, 6/15/16	980	999,600
IASIS Healthcare Corp.
8.75%, 6/15/14	1,174	1,147,585
New Albertsons, Inc.
7.45%, 8/01/29	2,220	1,887,000
Select Medical Corp.
7.625%, 2/01/15	910	718,900
Stater Brothers Holdings
8.125%, 6/15/12	594	588,060
Universal Hospital Services, Inc.
4.635%, 6/01/15 (b)	895	724,950
Viant Holdings, Inc.
10.125%, 7/15/17 (a)	567	428,085
Visant Corp.
7.625%, 10/01/12	883	869,755

		28,531,311

Energy - 5.8%
Chesapeake Energy Corp.
6.50%, 8/15/17	3,350	2,772,125
6.625%, 1/15/16	2,195	1,882,213
6.875%, 1/15/16	270	232,875
7.50%, 9/15/13	805	752,675
CIE Generale De Geophysique
7.50%, 5/15/15	1,285	1,175,775
7.75%, 5/15/17	195	171,600
Complete Production Services, Inc.
8.00%, 12/15/16	1,325	1,073,250
Energy XXI Gulf Coast, Inc.
10.00%, 6/15/13	1,510	807,850
Forest Oil Corp.
7.25%, 6/15/19	2,140	1,840,400
Hilcorp Energy/Finance
7.75%, 11/01/15 (a)	1,425	1,225,500

Newfield Exploration Co.
7.125%, 5/15/18	1,135	1,021,500
OPTI Canada, Inc.
8.25%, 12/15/14	2,088	1,440,720
PetroHawk Energy Corp.
9.125%, 7/15/13	2,206	2,167,395
Pioneer Natural Resources Co.
5.875%, 7/15/16	995	865,650
Plains Exploration & Production Co.
7.75%, 6/15/15	2,615	2,438,487
Pride International, Inc.
7.375%, 7/15/14	634	631,622
Range Resources Corp.
7.50%, 5/15/16	940	902,400
Southwestern Energy Co.
7.50%, 2/01/18 (a)	1,025	976,313
Tesoro Corp.
6.25%, 11/01/12	1,180	1,076,750
6.50%, 6/01/17	2,160	1,755,000

		25,210,100

Other Industrial - 0.6%
Central European Distribution Corp.
8.00%, 7/25/12 (a)	EUR 173	208,866
RBS Global, Inc. and Rexnord Corp.
9.50%, 8/01/14	$1,105	922,675
Sensus Metering Systems, Inc.
8.625%, 12/15/13	655	592,775
Trimas Corp.
9.875%, 6/15/12	985	682,112

		2,406,428

Services - 1.4%
Expedia, Inc.
8.50%, 7/01/16 (a)	1,070	1,016,500
Realogy Corp.
10.50%, 4/15/14	2,530	929,775
12.375%, 4/15/15	1,330	332,500
Service Corp. International
6.75%, 4/01/16	2,925	2,691,000
Ticketmaster Entertainment, Inc.
10.75%, 7/28/16 (a)	510	408,000
Travelport LLC
9.875%, 9/01/14	535	337,050
West Corp.
9.50%, 10/15/14	500	450,000

		6,164,825

Technology - 3.7%
Amkor Technology, Inc.
9.25%, 6/01/16	2,210	1,972,425
Avago Technologies Finance
10.125%, 12/01/13	755	725,744
First Data Corp.
9.875%, 9/24/15	3,556	2,418,080
11.25%, 3/31/16 (a)	1,800	972,000
Flextronics International Ltd.
6.50%, 5/15/13	1,418	1,340,010
Freescale Semiconductor, Inc.
8.875%, 12/15/14	4,530	2,038,500
10.125%, 12/15/16	2,625	695,625
Iron Mountain, Inc.
6.625%, 1/01/16	1,360	1,258,000
7.75%, 1/15/15	450	434,250
Lucent Technologies, Inc.
6.45%, 3/15/29	1,260	718,200
NXP BV / NXP Funding LLC
3.881%, 10/15/13 (b)	1,000	282,500
9.50%, 10/15/15	445	77,875
Seagate Technology HDD Holding
6.375%, 10/01/11	1,553	1,452,055
Serena Software, Inc.
10.375%, 3/15/16	875	630,000
Sungard Data Systems, Inc.
9.125%, 8/15/13	1,012	974,050

		15,989,314

Transportation - Airlines - 0.5%
AMR Corp.
9.00%, 8/01/12	1,570	918,450
Continental Airlines, Inc.
8.75%, 12/01/11	1,330	851,200
Series RJO3
7.875%, 7/02/18	532	303,486

		2,073,136

Transportation - Railroads - 0.3%
Trinity Industries, Inc.
6.50%, 3/15/14	1,300	1,118,000

Transportation - Services - 0.5%
Avis Budget Car Rental
7.75%, 5/15/16	1,660	1,186,900
Hertz Corp.
8.875%, 1/01/14	1,145	1,041,950

		2,228,850

		238,442,214

Financial Institutions - 10.2%
Banking - 3.0%
ABN Amro Bank NV
4.31%, 3/10/16 (g)	EUR 1,805	1,020,691
AIB UK 1 LP
4.781%, 12/17/14 (g)	1,150	503,984
Allied Irish Banks PLC
7.50%, 2/28/11 (g)	324	194,667
BOI Capital Funding No. 3
6.107%, 2/04/16 (a)(g)	$4,903	2,025,184
Commerzbank Capital Funding Trust I
5.012%, 4/12/16 (g)	EUR 1,300	459,452
Dexia Credit Local
4.30%, 11/18/15 (g)	1,150	520,241
HBOS Capital Funding LP
4.939%, 5/23/16 (g)	458	226,616
6.071%, 6/30/14 (a)(g)	$2,700	1,072,256
KBC Bank Funding Trust III
9.86%, 11/29/49 (a)(g)	1,439	633,160
Lloyds Banking Group PLC
6.413%, 10/01/35 (a)(g)	1,700	663,000
6.657%, 5/21/37 (a)(g)	4,525	1,787,375
Northern Rock PLC
5.60%, 4/30/14 (a)(g)	3,620	724,000
Royal Bank of Scotland Group PLC
6.99%, 10/05/17 (a)(g)	2,715	1,276,050
7.64%, 9/29/17 (g)	4,100	1,542,830
Zions Banc Corp.
5.50%, 11/16/15	600	409,660

		13,059,166

Brokerage - 0.3%
E*Trade Financial Corp.
7.375%, 9/15/13	1,925	1,073,187

Finance - 5.3%
Capmark Financial Group, Inc.
7.875%, 5/10/12	2,711	796,728
CIT Group, Inc.
5.40%, 1/30/16	4,780	3,148,333
6.10%, 3/15/67 (g)	3,465	1,467,705
7.625%, 11/30/12	2,980	2,347,924
Series MTN
5.125%, 9/30/14	2,450	1,641,524
GMAC LLC
6.75%, 12/01/14 (a)	1,657	1,383,595
6.875%, 9/15/11 (a)	4,435	3,969,325
8.00%, 11/01/31 (a)	1,332	999,000

iStar Financial, Inc.
10.00%, 6/15/14 (a)	1,500	1,110,000
Series B
5.125%, 4/01/11	1,900	1,045,000
Residential Capital LLC
8.375%, 6/30/10	1,625	1,259,375
9.625%, 5/15/15 (a)	5,320	3,803,800

		22,972,309

Insurance - 1.4%
AGFC Capital Trust I
6.00%, 1/15/67 (a)(g)	5,600	1,183,280
American International Group, Inc.
6.25%, 3/15/37	6,586	1,448,920
8.175%, 5/15/58 (a)(g)	3,645	842,396
Crum & Forster Holdings Corp.
7.75%, 5/01/17	760	630,800
Genworth Financial, Inc.
6.15%, 11/15/66 (g)	4,205	1,270,204
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)	770	377,300
MBIA Insurance Corp.
14.00%, 1/15/33 (a)(g)	903	370,230

		6,123,130

REITS - 0.2%
AMR REAL ESTATE PTR/FIN
7.125%, 2/15/13	1,200	1,026,000

		44,253,792

Utility - 7.7%
Electric - 6.3%
The AES Corp.
7.75%, 3/01/14	2,430	2,314,575
8.00%, 10/15/17	2,240	2,083,200
8.75%, 5/15/13 (a)	140	142,450
CMS Energy Corp.
8.50%, 4/15/11	835	843,363
Dynegy Holdings, Inc.
7.75%, 6/01/19	2,360	1,716,900
8.375%, 5/01/16	1,680	1,352,400
Dynegy Roseton/Danskammer Pass Through Trust
Series A
7.27%, 11/08/10	183	179,264
Series B
7.67%, 11/08/16	1,222	1,032,590
Edison Mission Energy
7.00%, 5/15/17	2,340	1,696,500
7.50%, 6/15/13	1,360	1,145,800
7.75%, 6/15/16	1,695	1,313,625

Energy Future Holdings Corp.
10.875%, 11/01/17	1,545	1,096,950
Mirant Americas Generation LLC
8.50%, 10/01/21	2,325	1,929,750
NRG Energy, Inc.
7.25%, 2/01/14	420	402,150
7.375%, 2/01/16 - 1/15/17	3,205	3,014,037
RRI Energy, Inc.
6.75%, 12/15/14	598	575,575
7.625%, 6/15/14	1,765	1,531,137
7.875%, 6/15/17	1,840	1,545,600
Texas Competitive Electric Holdings Co. LLC
Series A
10.25%, 11/01/15	2,151	1,274,468
TXU Corp.
Series P
5.55%, 11/15/14	1,957	1,046,212
Series Q
6.50%, 11/15/24	3,106	1,272,780

		27,509,326

Natural Gas - 1.4%
El Paso Corp.
Series GMTN
7.375%, 12/15/12	1,245	1,201,746
7.75%, 1/15/32	855	678,470
Enterprise Products Operating LLC
8.375%, 8/01/66 (g)	2,535	1,926,600
Kinder Morgan Finance Co.
5.70%, 1/05/16	1,135	970,425
Regency Energy Partners
8.375%, 12/15/13	1,089	1,034,550

		5,811,791

		33,321,117

Credit Default Index Holdings - 4.3%
DJ CDX.NA.HY-100 - 4.3%
CDX North America High Yield
Series 8-T1
7.625%, 6/29/12 (a)	16,560	14,738,400
Dow Jones CDX HY
Series 5-T2
7.25%, 12/29/10 (a)	4,097	3,983,933

		18,722,333

Total Corporates - Non-Investment Grades (cost $426,963,145)		334,739,456

CORPORATES - INVESTMENT GRADES - 12.7%
Industrial - 5.3%
Basic - 1.6%
ArcelorMittal
6.50%, 4/15/14	1,581	1,453,932
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17	2,735	2,714,487
The Mosaic Co.
7.625%, 12/01/16 (a)(f)	1,875	1,865,625
Weyerhaeuser Co.
7.375%, 3/15/32	1,385	1,062,693

		7,096,737

Capital Goods - 0.7%
Allied Waste North America, Inc.
6.375%, 4/15/11	1,103	1,125,060
Series B
7.125%, 5/15/16	1,053	1,029,308
Tyco International Finance SA
8.50%, 1/15/19	700	772,663

		2,927,031

Communications - Telecommunications - 1.0%
Alltel Corp.
7.875%, 7/01/32	750	803,670
Embarq Corp.
6.738%, 6/01/13	1,215	1,193,738
Qwest Corp.
6.50%, 6/01/17	770	683,375
6.875%, 9/15/33	2,240	1,568,000

		4,248,783

Consumer Cyclical - Other - 0.5%
Toll Brothers Finance Corp.
5.15%, 5/15/15	2,443	2,052,948

Consumer Non-Cyclical - 0.9%
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)	580	577,182
Coventry Health Care, Inc.
5.875%, 1/15/12	683	633,214
Reynolds American, Inc.
7.25%, 6/01/12 - 6/01/13	1,895	1,889,064
Ventas Realty LP/Ventas Capital Corp.
6.75%, 4/01/17	832	767,520

		3,866,980

Energy - 0.1%
National Oilwell Varco, Inc.
Series B
6.125%, 8/15/15	856	738,203

Technology - 0.5%
Computer Sciences Corp.
5.50%, 3/15/13	600	606,934
Motorola, Inc.
7.50%, 5/15/25	1,470	1,028,055
Xerox Corp.
6.40%, 3/15/16	535	495,587

		2,130,576

		23,061,258

Financial Institutions - 4.5%
Banking - 2.5%
Barclays Bank PLC
4.75%, 3/29/49 (g)	EUR 1,820	1,029,173
6.278%, 12/15/34 (g)	$2,260	1,243,000
BBVA International Preferred SA Unipersonal
5.919%, 4/18/17 (g)	640	384,000
The Bear Stearns Co., Inc.
5.55%, 1/22/17	1,685	1,552,657
Capital One Financial Corp.
6.75%, 9/15/17	663	627,955
Citigroup, Inc.
5.50%, 4/11/13	900	863,168
Countrywide Financial Corp.
6.25%, 5/15/16	1,221	1,022,454
Series MTN
5.80%, 6/07/12	515	516,761
Countrywide Home Loans, Inc.
Series MTNL
4.00%, 3/22/11	56	54,121
Fifth Third Bancorp
6.25%, 5/01/13	1,225	1,170,095
Merrill Lynch & Co., Inc.
5.70%, 5/02/17	2,065	1,668,297
National Capital Trust II
5.486%, 12/29/49 (a)(g)	647	381,730
Rabobank Nederland NV
11.00%, 6/30/19 (a)(g)	125	125,000

		10,638,411

Finance - 1.1%
International Lease Finance Corp.
6.375%, 3/25/13	3,465	2,695,306
SLM Corp.
Series MTN
5.125%, 8/27/12	255	193,314
Series MTNA
4.50%, 7/26/10	845	779,513
5.00%, 10/01/13	1,750	1,260,000

		4,928,133

Insurance - 0.8%
ING Capital Funding Trust III
8.439%, 12/31/10 (g)	2,149	1,138,970
ING Groep NV
5.775%, 12/08/15 (g)	951	513,540
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)	450	344,307
XL Capital Finance Europe PLC
6.50%, 1/15/12	1,800	1,570,025

		3,566,842

Other Finance - 0.1%
Aiful Corp.
6.00%, 12/12/11 (a)	921	386,820

		19,520,206

Utility - 2.4%
Electric - 1.7%
Allegheny Energy Supply Co. LLC
7.80%, 3/15/11	1,070	1,104,102
8.25%, 4/15/12 (a)	830	862,836
Aquila, Inc.
11.875%, 7/01/12	1,096	1,174,090
Oncor Electric Delivery Co.
5.95%, 9/01/13	1,240	1,264,123
6.80%, 9/01/18	1,140	1,158,035
Sierra Pacific Power Co.
Series M
6.00%, 5/15/16	440	428,623
Teco Finance, Inc.
6.572%, 11/01/17	500	450,701
7.00%, 5/01/12	722	725,167

		7,167,677

Natural Gas - 0.7%
Tennessee Gas Pipeline Co.
7.00%, 10/15/28	570	500,015
Williams Co., Inc.
7.625%, 7/15/19	1,189	1,159,275
7.875%, 9/01/21	1,634	1,584,980

		3,244,270

		10,411,947

Non Corporate Sectors - 0.5%
Agencies - Not Government Guaranteed - 0.5%
TransCapitalInvest Ltd. for OJSC AK Transneft
7.70%, 8/07/13 (a)	2,125	2,043,060

Total Corporates - Investment Grades (cost $57,344,079)		55,036,471

EMERGING MARKETS - CORPORATE BONDS - 2.7%
Industrial - 2.7%
Basic - 1.0%
Evraz Group SA
8.25%, 11/10/15 (a)	1,369	982,258
8.875%, 4/24/13 (a)	200	159,500
Steel Capital SA for OAO Severstal
9.75%, 7/29/13 (a)	1,100	903,320
Vedanta Resources PLC
8.75%, 1/15/14 (a)	2,600	2,522,000

		4,567,078

Communications - Telecommunications - 1.0%
Mobile Telesystems Finance SA
8.00%, 1/28/12 (a)	2,358	2,275,470
Vip Finance (Vimpelcom)
8.375%, 4/30/13 (a)	2,060	1,877,072

		4,152,542

Consumer Non-Cyclical - 0.3%
Foodcorp Ltd.
8.875%, 6/15/12 (a)	EUR 1,128	1,339,508

Other Industrial - 0.4%
Noble Group Ltd.
6.625%, 3/17/15 (a)	$2,000	1,700,322

Total Emerging Markets - Corporate Bonds (cost $13,067,173)		11,759,450

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.8%
Non-Agency Fixed Rate CMBS - 1.6%
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
5.826%, 6/15/38	2,375	1,862,544
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-C1, Class A4
5.716%, 2/15/51	1,100	747,631
Series 2007-CB18, Class A4
5.44%, 6/12/47	1,875	1,449,324
Series 2007-LD11, Class A4
5.819%, 6/15/49	2,000	1,563,721

LB-UBS Commercial Mortgage Trust
Series 2006-C7, Class A3
5.347%, 11/15/38	1,875	1,509,073

		7,132,293

Non-Agency Floating Rate CMBS - 0.2%
Commercial Mortgage Pass Through Certificates
Series 2005-C6, Class A5A
5.116%, 6/10/44 (g)	725	632,620

Total Commercial Mortgage-Backed Securities (cost $8,885,367)		7,764,913

BANK LOANS - 1.2%
Industrial - 1.2%
Basic - 0.4%
Lyondell Chemical Company
5.75%, 12/20/13 (b)	1,087	455,094
6.00%, 12/22/14 (b)	657	275,109
7.00%, 12/22/14 (b)	2,852	1,193,775

		1,923,978

Consumer Cyclical - Other - 0.4%
Las Vegas Sands LLC
2.07%, 5/23/14 (b)	2,462	1,774,544

Energy - 0.4%
Ashmore Energy International
3.31%, 3/30/12 (b)	250	184,736
4.22%, 3/30/14 (b)	2,199	1,627,613

		1,812,349

Total Bank Loans (cost $3,653,852)		5,510,871

QUASI-SOVEREIGNS - 0.9%
Quasi-Sovereign Bonds - 0.9%
Kazakhstan - 0.3%
KazMunaiGaz Finance Sub BV
8.375%, 7/02/13 (a)	1,650	1,522,125

Russia - 0.6%
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (a)	3,030	2,605,800

Total Quasi-Sovereigns (cost $3,262,875)		4,127,925

GOVERNMENTS - SOVEREIGN BONDS - 0.4%
Iceland - 0.4%
Iceland Government International Bond
3.75%, 12/01/11 (cost $1,435,284)	EUR 1,500	1,635,798

	Shares
PREFERRED STOCKS - 0.3%
Financial Institutions - 0.3%
Banking - 0.2%
Preferred Blocker, Inc.
7.00% (a)	1,687	711,545

REITS - 0.1%
Sovereign REIT
12.00% (a)	624	405,600

		1,117,145

Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal Home Loan Mortgage Corp.
Series Z
8.375%	36,525	18,993
Federal National Mortgage Association
8.25%	54,625	36,599

		55,592

Total Preferred Stocks (cost $3,520,973)		1,172,737

SHORT-TERM INVESTMENTS - 0.1%
Investment Companies - 0.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (h) (cost $433,844)	433,844	433,844

Total Investments - 97.2% (cost $518,566,592) (i)		422,181,465
Other assets less liabilities - 2.8%		12,004,666

Net Assets - 100.0%		$434,186,131

CREDIT DEFAULT SWAP CONTRACTS ON CORPORATE AND SOVEREIGN ISSUES

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at May 31, 2009	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)		Unrealized (Depreciation)
Buy Contracts:
JPMorgan Chase Bank, N.A.:
Republic of Iceland
4.375%, 3/10/14, 12/20/11*	(10.30)%	8.791%	$1,125	$(77,713)	$		$(77,713)
Morgan Stanley Capital Services Inc.:
Residential Capital, LLC
6.50%, 4/17/13, 6/30/10*	(5.00)	21.661	1,625	231,650		(440,333)	(208,683)
XL Capital LTD
5.25%, 9/15/14, 3/20/12*	(5.00)	4.554	1,260	(25,708)		(118,364)	(144,072)
Sale Contracts:
Morgan Stanley Capital Services Inc.:
CDX NA High Yield
5.00%, 6/20/13, 6/20/13*	5.00	10.530	920	(124,845)		69,609	(55,236)

*	Termination date.

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	$1,000	9/17/13	3 Month LIBOR	3.620%	$49,371

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2009	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Euro
settling 7/08/09	4,324	$5,778,264	$6,111,151	$(332,887)
Euro
settling 7/08/09	466	632,191	658,195	(26,004)
Euro
settling 7/08/09	141	197,019	199,816	(2,797)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, the aggregate market value of these securities amounted to $90,672,062 or 20.9% of net assets.

(b)	Floating Rate Security. Stated interest rate was in effect at May 31, 2009.

(c)	Security is in default and is non-income producing.

(d)	Pay-In-Kind Payments (PIK).

(e)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(f)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2009.

(g)	Variable rate coupon, rate shown as of May 31, 2009.

(h)	Investment in affiliated money market mutual fund.

(i)	As of May 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $16,188,146 and gross unrealized depreciation of investments was $(112,573,273), resulting in net unrealized depreciation of $(96,385,127).

Please note: The issuer classifications presented herein are based on the Barclays Capital Fixed Income Indices developed by Barclays Capital. The fund components are divided either into duration, country, bond ratings or corporate sectors as classified by Barclays Capital.

Currency Abbreviations:

EUR	— Euro Dollar

Glossary:

CMBS	— Commercial Mortgage-Backed Securities
LIBOR	— London Interbank Offered Rates
LP	— Limited Partnership
OJSC	— Open Joint Stock Company
REIT	— Real Estate Investment Trust

FINANCIAL ACCOUNTING STANDARDS NO. 157

May 31, 2009 (unaudited)

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2009:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$433,844	$	– 0	–
Level 2	377,249,316		(798,021)
Level 3	44,498,305		– 0	–

Total	$422,181,465		$(798,021)

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 8/31/08	$24,310,566		$11,425
Accrued discounts /premiums	413,514		–
Realized gain (loss)	(261,350)		9,286	*
Change in unrealized appreciation/depreciation	624,734		(11,425)
Net purchases (sales)	3,578,611		(9,286)
Net transfers in and/or out of Level 3	15,832,230		–

Balance as of 5/31/09	$44,498,305	$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 05/31/2009	$681,425	$	– 0	–

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Pooling Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith President

Date: July 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date: July 23, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date: July 23, 2009